UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Fidelity Fifty®

Semiannual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Actual	.78%	$ 1,000.00	$ 1,199.60	$ 4.32
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.27	$ 3.97

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	3.5	3.1
Moody's Corp.	3.4	0.0
DeVry, Inc.	3.3	3.6
QUALCOMM, Inc.	3.1	3.4
MasterCard, Inc. Class A	3.0	0.0
Monsanto Co.	2.8	0.0
DIRECTV	2.8	3.0
Apple, Inc.	2.8	2.0
Exxon Mobil Corp.	2.6	0.0
Edwards Lifesciences Corp.	2.6	2.3
	29.9
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.9	18.8
Consumer Discretionary	18.7	15.0
Financials	14.0	11.4
Health Care	12.1	20.9
Energy	9.7	6.4
Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	11.1%	** Foreign investments	19.7%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Automobiles - 2.1%
Volkswagen AG (c)	140,637	$ 15,503,408
Diversified Consumer Services - 3.6%
DeVry, Inc.	442,667	25,112,499
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(c)	32,300	2,442,203
		27,554,702
Hotels, Restaurants & Leisure - 5.8%
Las Vegas Sands Corp. (a)(c)	678,600	10,138,284
McDonald's Corp.	303,600	18,956,784
Starbucks Corp. (a)	635,300	14,650,018
		43,745,086
Household Durables - 1.9%
Harman International Industries, Inc.	413,159	14,576,250
Media - 5.3%
DIRECTV (a)	647,500	21,594,125
The Walt Disney Co.	581,345	18,748,376
		40,342,501
TOTAL CONSUMER DISCRETIONARY		141,721,947
CONSUMER STAPLES - 8.4%
Beverages - 6.5%
Anheuser-Busch InBev SA NV	300,092	15,636,264
PepsiCo, Inc.	240,600	14,628,480
The Coca-Cola Co.	327,800	18,684,600
		48,949,344
Tobacco - 1.9%
Philip Morris International, Inc.	305,000	14,697,950
TOTAL CONSUMER STAPLES		63,647,294
ENERGY - 9.7%
Energy Equipment & Services - 4.1%
Smith International, Inc.	422,100	11,468,457
Weatherford International Ltd. (a)	1,086,200	19,453,842
		30,922,299
Oil, Gas & Consumable Fuels - 5.6%
CONSOL Energy, Inc.	157,800	7,858,440
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	287,192	$ 19,583,622
Peabody Energy Corp.	331,900	15,005,199
		42,447,261
TOTAL ENERGY		73,369,560
FINANCIALS - 14.0%
Capital Markets - 3.8%
Ashmore Group PLC	1,709,726	7,515,832
Greenhill & Co., Inc. (c)	80,385	6,450,092
Janus Capital Group, Inc.	1,101,138	14,810,306
		28,776,230
Commercial Banks - 1.7%
PNC Financial Services Group, Inc.	247,500	13,065,525
Consumer Finance - 1.0%
American Express Co.	178,200	7,220,664
Diversified Financial Services - 7.5%
Bank of America Corp.	909,704	13,700,142
JPMorgan Chase & Co.	352,500	14,688,675
Moody's Corp. (c)	971,900	26,046,920
NBH Holdings Corp. Class A (a)(d)	131,400	2,660,850
		57,096,587
TOTAL FINANCIALS		106,159,006
HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	790,700	7,116,300
Edwards Lifesciences Corp. (a)	224,710	19,516,064
		26,632,364
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	166,700	14,411,215
Pharmaceuticals - 6.7%
Abbott Laboratories	346,400	18,702,136
Merck & Co., Inc.	468,400	17,115,336
Pfizer, Inc.	806,200	14,664,778
		50,482,250
TOTAL HEALTH CARE		91,525,829
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	130,200	$ 14,367,570
Construction & Engineering - 1.0%
Fluor Corp.	174,800	7,872,992
Road & Rail - 5.9%
America Latina Logistica SA unit	775,900	7,166,948
CSX Corp.	383,985	18,619,433
Union Pacific Corp.	290,600	18,569,340
		44,355,721
TOTAL INDUSTRIALS		66,596,283
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 5.0%
Juniper Networks, Inc. (a)	533,300	14,223,111
QUALCOMM, Inc.	516,400	23,888,664
		38,111,775
Computers & Peripherals - 3.8%
Apple, Inc. (a)	100,300	21,149,258
Teradata Corp. (a)	241,200	7,580,916
		28,730,174
Internet Software & Services - 1.0%
Baidu.com, Inc. sponsored ADR (a)	17,700	7,278,771
IT Services - 6.5%
Fiserv, Inc. (a)	541,900	26,271,313
MasterCard, Inc. Class A	90,535	23,175,149
		49,446,462
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	704,400	8,058,336
Software - 3.5%
AsiaInfo Holdings, Inc. (a)	366,000	11,152,020
Citrix Systems, Inc. (a)	186,000	7,739,460
VMware, Inc. Class A (a)	176,300	7,471,594
		26,363,074
TOTAL INFORMATION TECHNOLOGY		157,988,592
Common Stocks - continued
	Shares	Value
MATERIALS - 5.1%
Chemicals - 5.1%
Dow Chemical Co.	624,600	$ 17,257,698
Monsanto Co.	264,400	21,614,700
		38,872,398
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	351,000	15,166,710
TOTAL COMMON STOCKS (Cost $673,307,712)		755,047,619
Money Market Funds - 4.3%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e) (Cost $32,651,500)	32,651,500	32,651,500
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $705,959,212)		787,699,119
NET OTHER ASSETS - (4.0)%		(30,650,210)
NET ASSETS - 100%		$ 757,048,909
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,660,850 or 0.4% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,203
Fidelity Securities Lending Cash Central Fund	156,036
Total	$ 166,239
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 8,696,056	$ -	$ 9,994,789	$ -	$ -
Total	$ 8,696,056	$ -	$ 9,994,789	$ -	$ -
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 141,721,947	$ 141,721,947	$ -	$ -
Consumer Staples	63,647,294	63,647,294	-	-
Energy	73,369,560	73,369,560	-	-
Financials	106,159,006	103,498,156	-	2,660,850
Health Care	91,525,829	91,525,829	-	-
Industrials	66,596,283	66,596,283	-	-
Information Technology	157,988,592	157,988,592	-	-
Materials	38,872,398	38,872,398	-	-
Telecommunication Services	15,166,710	15,166,710	-	-
Money Market Funds	32,651,500	32,651,500	-	-
Total Investments in Securities:	$ 787,699,119	$ 785,038,269	$ -	$ 2,660,850
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(22,451)
Cost of Purchases	2,683,301
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,660,850
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (22,451)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Switzerland	2.6%
Belgium	2.1%
Germany	2.1%
Taiwan	1.1%
United Kingdom	1.0%
China	1.0%
Others (individually less than 1%)	1.2%
100.0%
Income Tax Information
At June 30, 2009, the Fund had a capital loss carryforward of approximately $461,387,359, all of which will expire on June 30, 2017.
The Fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $117,846,720 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,498,940) - See accompanying schedule: Unaffiliated issuers (cost $673,307,712)	$ 755,047,619
Fidelity Central Funds (cost $32,651,500)	32,651,500
Total Investments (cost $705,959,212)		$ 787,699,119
Foreign currency held at value (cost $203,726)		203,485
Receivable for investments sold		8,640,356
Receivable for fund shares sold		512,334
Dividends receivable		945,773
Distributions receivable from Fidelity Central Funds		7,905
Prepaid expenses		3,476
Other receivables		107,459
Total assets		798,119,907

Liabilities
Payable to custodian bank	$ 203,029
Payable for fund shares redeemed	2,013,969
Distributions payable	348
Accrued management fee	249,984
Notes payable	5,707,000
Other affiliated payables	217,282
Other payables and accrued expenses	27,886
Collateral on securities loaned, at value	32,651,500
Total liabilities		41,070,998

Net Assets		$ 757,048,909
Net Assets consist of:
Paid in capital		$ 1,190,324,261
Distributions in excess of net investment income		(62,937)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(514,952,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,739,833
Net Assets, for 50,322,234 shares outstanding		$ 757,048,909
Net Asset Value, offering price and redemption price per share ($757,048,909 ÷ 50,322,234 shares)		$ 15.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,699,617
Interest		5
Income from Fidelity Central Funds		166,239
Total income		3,865,861
Expenses
Management fee Basic fee	$ 2,086,138
Performance adjustment	(607,967)
Transfer agent fees	1,192,638
Accounting and security lending fees	148,760
Custodian fees and expenses	23,071
Independent trustees' compensation	2,420
Registration fees	19,602
Audit	29,048
Legal	4,293
Interest	2,606
Miscellaneous	7,337
Total expenses before reductions	2,907,946
Expense reductions	(201,069)	2,706,877
Net investment income (loss)		1,158,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,596,150
Other affiliated issuers	(1,743,284)
Foreign currency transactions	38,728
Capital gains distribution from the Fidelity Central Funds	1,881
Total net realized gain (loss)		81,893,475
Change in net unrealized appreciation (depreciation) on: Investment securities	51,458,223
Assets and liabilities in foreign currencies	(1,583)
Total change in net unrealized appreciation (depreciation)		51,456,640
Net gain (loss)		133,350,115
Net increase (decrease) in net assets resulting from operations		$ 134,509,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2009	Year ended June 30, 2009
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 1,158,984	$ 5,117,193
Net realized gain (loss)	81,893,475	(413,153,915)
Change in net unrealized appreciation (depreciation)	51,456,640	(63,576,797)
Net increase (decrease) in net assets resulting from operations	134,509,099	(471,613,519)
Distributions to shareholders from net investment income	(2,379,497)	(2,940,731)
Distributions to shareholders from net realized gain	(764,916)	(2,245,538)
Total distributions	(3,144,413)	(5,186,269)
Share transactions Proceeds from sales of shares	35,907,945	103,228,702
Reinvestment of distributions	3,071,848	5,069,296
Cost of shares redeemed	(104,437,030)	(242,833,808)
Net increase (decrease) in net assets resulting from share transactions	(65,457,237)	(134,535,810)
Total increase (decrease) in net assets	65,907,449	(611,335,598)

Net Assets
Beginning of period	691,141,460	1,302,477,058
End of period (including distributions in excess of net investment income of $62,937 and undistributed net investment income of $1,157,576, respectively)	$ 757,048,909	$ 691,141,460
Other Information Shares
Sold	2,568,980	8,273,139
Issued in reinvestment of distributions	213,551	393,754
Redeemed	(7,347,856)	(19,050,293)
Net increase (decrease)	(4,565,325)	(10,383,400)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 19.95	$ 26.09	$ 23.62	$ 20.07	$ 19.59
Income from Investment Operations
Net investment income (loss) D	.02	.09	(.02)	.07	.11 G	.07 H
Net realized and unrealized gain (loss)	2.49	(7.36)	(1.85)	4.27	3.61	.49
Total from investment operations	2.51	(7.27)	(1.87)	4.34	3.72	.56
Distributions from net investment income	(.05)	(.05)	(.02)	(.09)	(.01)	(.08)
Distributions from net realized gain	(.02)	(.04)	(4.25)	(1.78)	(.16)	-
Total distributions	(.06) L	(.09)	(4.27)	(1.87)	(.17)	(.08)
Redemption fees added to paid in capital	-	-	-	- D, J, K	- D, K	- D, K
Net asset value, end of period	$ 15.04	$ 12.59	$ 19.95	$ 26.09	$ 23.62	$ 20.07
Total Return B, C	19.96%	(36.47)%	(8.50)%	20.47%	18.56%	2.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.78% A	.71%	.99%	.84%	.79%	.97%
Expenses net of fee waivers, if any	.78% A	.71%	.99%	.84%	.79%	.97%
Expenses net of all reductions	.73% A	.70%	.98%	.83%	.77%	.92%
Net investment income (loss)	.31% A	.67%	(.08)%	.30%	.46% G	.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 757,049	$ 691,141	$ 1,302,477	$ 1,487,452	$ 1,195,648	$ 795,058
Portfolio turnover rate F	292% A	424%	173%	236%	107%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J The redemption fee was eliminated during the year ended June 30, 2007. K Amount represents less than $.01 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

1. Organization.

Fidelity Fifty (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

(IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,948,124
Gross unrealized depreciation	(14,668,688)
Net unrealized appreciation (depreciation)	$ 71,279,436

Tax cost	$ 716,419,683

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,068,727,981 and $1,133,222,929, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,116 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,683,714.39%		$ 2,606

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,540 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $156,036.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $201,069 for the period.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Fifty

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Fifty

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FIF-USAN-0210
1.787779.106

Fidelity®
Fund

Semiannual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity	.62%
Actual		$ 1,000.00	$ 1,198.20	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16
Class K	.44%
Actual		$ 1,000.00	$ 1,199.00	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.1	1.2
JPMorgan Chase & Co.	2.7	1.7
Apple, Inc.	2.5	1.9
Hewlett-Packard Co.	2.2	1.3
Wells Fargo & Co.	2.0	1.7
Occidental Petroleum Corp.	2.0	1.6
Union Pacific Corp.	1.8	0.4
The Walt Disney Co.	1.8	1.0
American Express Co.	1.8	0.4
Amphenol Corp. Class A	1.8	0.9
	21.7
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	19.2
Financials	15.3	14.2
Industrials	13.1	11.2
Health Care	12.7	13.1
Consumer Discretionary	10.9	10.1
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.1%		Stocks 97.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	9.6%	** Foreign investments	10.0%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.0%
Autoliv, Inc.	853,800	$ 37,021
BorgWarner, Inc.	528,600	17,560
		54,581
Automobiles - 0.5%
Ford Motor Co. (a)	2,541,400	25,414
Household Durables - 1.0%
Pulte Homes, Inc.	1,854,500	18,545
Whirlpool Corp.	441,000	35,571
		54,116
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	190,500	25,626
Media - 2.7%
Comcast Corp. Class A	1,249,800	21,072
McGraw-Hill Companies, Inc.	838,100	28,085
The Walt Disney Co.	3,136,400	101,149
		150,306
Multiline Retail - 0.4%
Target Corp.	482,800	23,353
Specialty Retail - 3.8%
Best Buy Co., Inc.	908,800	35,861
Lowe's Companies, Inc.	2,535,200	59,298
Sherwin-Williams Co.	269,700	16,627
Staples, Inc.	3,854,450	94,781
		206,567
Textiles, Apparel & Luxury Goods - 1.0%
Polo Ralph Lauren Corp. Class A	711,973	57,656
TOTAL CONSUMER DISCRETIONARY		597,619
CONSUMER STAPLES - 9.3%
Beverages - 1.8%
PepsiCo, Inc.	595,790	36,224
The Coca-Cola Co.	1,068,800	60,922
		97,146
Food & Staples Retailing - 1.5%
Walgreen Co.	2,248,900	82,580
Food Products - 2.3%
Archer Daniels Midland Co.	1,045,400	32,731
Bunge Ltd.	585,400	37,366
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.	402,100	$ 21,392
Nestle SA (Reg.)	719,410	34,878
		126,367
Household Products - 2.5%
Colgate-Palmolive Co.	552,200	45,363
Procter & Gamble Co.	1,532,744	92,930
		138,293
Tobacco - 1.2%
Philip Morris International, Inc.	1,392,000	67,080
TOTAL CONSUMER STAPLES		511,466
ENERGY - 9.1%
Energy Equipment & Services - 2.1%
Ensco International Ltd. ADR	606,500	24,224
National Oilwell Varco, Inc.	531,100	23,416
Schlumberger Ltd.	673,700	43,851
Transocean Ltd. (a)	292,833	24,247
		115,738
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	363,700	22,702
Arch Coal, Inc.	723,300	16,093
Chesapeake Energy Corp.	1,110,900	28,750
Chevron Corp.	1,028,400	79,177
ConocoPhillips	869,200	44,390
Exxon Mobil Corp.	363,600	24,794
Marathon Oil Corp.	1,191,800	37,208
Occidental Petroleum Corp.	1,341,700	109,147
Southern Union Co.	885,800	20,108
		382,369
TOTAL ENERGY		498,107
FINANCIALS - 15.3%
Capital Markets - 4.9%
Ameriprise Financial, Inc.	719,700	27,939
Charles Schwab Corp.	1,532,100	28,834
Goldman Sachs Group, Inc.	453,900	76,636
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	2,844,600	$ 84,200
T. Rowe Price Group, Inc.	905,200	48,202
		265,811
Commercial Banks - 2.9%
China Construction Bank Corp. (H Shares)	29,338,000	25,058
Industrial & Commercial Bank of China Ltd. (H Shares)	31,151,000	25,654
Wells Fargo & Co.	4,112,900	111,007
		161,719
Consumer Finance - 1.8%
American Express Co.	2,415,692	97,884
Diversified Financial Services - 5.3%
Bank of America Corp.	6,017,735	90,627
Citigroup, Inc.	8,031,500	26,584
CME Group, Inc.	80,800	27,145
JPMorgan Chase & Co.	3,506,000	146,095
		290,451
Insurance - 0.4%
Everest Re Group Ltd.	254,200	21,780
TOTAL FINANCIALS		837,645
HEALTH CARE - 12.7%
Biotechnology - 1.5%
Amgen, Inc. (a)	938,700	53,102
Biogen Idec, Inc. (a)	507,100	27,130
		80,232
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.	192,300	12,584
C. R. Bard, Inc.	187,200	14,583
Covidien PLC	953,300	45,654
Thoratec Corp. (a)	462,800	12,459
		85,280
Health Care Providers & Services - 2.6%
CIGNA Corp.	491,500	17,335
Express Scripts, Inc. (a)	318,100	27,500
Medco Health Solutions, Inc. (a)	1,098,900	70,231
UnitedHealth Group, Inc.	841,700	25,655
		140,721
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	546,100	$ 28,523
Pharmaceuticals - 6.6%
Abbott Laboratories	1,173,000	63,330
Allergan, Inc.	739,000	46,564
Elan Corp. PLC sponsored ADR (a)	1,954,296	12,742
Johnson & Johnson	999,700	64,391
King Pharmaceuticals, Inc. (a)	1,291,200	15,843
Merck & Co., Inc.	1,093,800	39,967
Pfizer, Inc.	4,683,708	85,197
Teva Pharmaceutical Industries Ltd. sponsored ADR	558,300	31,365
		359,399
TOTAL HEALTH CARE		694,155
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
Raytheon Co.	366,100	18,861
United Technologies Corp.	896,200	62,205
		81,066
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	410,200	15,969
Masco Corp.	1,681,800	23,226
		39,195
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	1,012,700	21,105
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	908,800	38,751
Regal-Beloit Corp.	545,900	28,354
		67,105
Industrial Conglomerates - 2.3%
General Electric Co.	3,517,600	53,221
Textron, Inc.	1,814,600	34,133
Tyco International Ltd.	1,080,100	38,538
		125,892
Machinery - 3.9%
Briggs & Stratton Corp.	627,400	11,739
Cummins, Inc.	1,178,100	54,028
Danaher Corp.	565,200	42,503
Deere & Co.	242,100	13,095
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	431,900	$ 27,477
Ingersoll-Rand Co. Ltd.	1,363,900	48,746
Toro Co. (c)	421,400	17,619
		215,207
Professional Services - 0.5%
Manpower, Inc.	488,400	26,657
Road & Rail - 2.6%
CSX Corp.	860,400	41,721
Union Pacific Corp.	1,586,600	101,384
		143,105
TOTAL INDUSTRIALS		719,332
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	3,719,276	89,039
Juniper Networks, Inc. (a)	1,720,700	45,891
		134,930
Computers & Peripherals - 6.2%
Apple, Inc. (a)	643,000	135,583
Hewlett-Packard Co.	2,360,100	121,569
International Business Machines Corp.	453,900	59,416
Western Digital Corp. (a)	517,200	22,834
		339,402
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc.	574,800	17,859
Amphenol Corp. Class A	2,068,838	95,539
		113,398
Internet Software & Services - 3.1%
Google, Inc. Class A (a)	273,985	169,863
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	2,990,200	41,683
Intel Corp.	3,519,900	71,806
Lam Research Corp. (a)	790,400	30,992
Samsung Electronics Co. Ltd.	34,871	23,894
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,024,156	23,156
Texas Instruments, Inc.	1,513,700	39,447
Xilinx, Inc.	1,012,000	25,361
		256,339
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
Citrix Systems, Inc. (a)	491,500	$ 20,451
Microsoft Corp.	3,023,800	92,196
		112,647
TOTAL INFORMATION TECHNOLOGY		1,126,579
MATERIALS - 5.0%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	362,900	29,417
Airgas, Inc.	362,800	17,269
Albemarle Corp.	723,800	26,325
Dow Chemical Co.	3,156,800	87,222
Solutia, Inc. (a)	1,071,800	13,612
W.R. Grace & Co. (a)	980,000	24,843
		198,688
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	309,500	24,850
Goldcorp, Inc.	442,100	17,400
Newcrest Mining Ltd.	447,353	14,197
		56,447
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	360,300	15,543
TOTAL MATERIALS		270,678
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,513,600	42,426
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	4,535,800	16,601
TOTAL TELECOMMUNICATION SERVICES		59,027
UTILITIES - 2.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	609,100	21,191
Entergy Corp.	370,600	30,330
FirstEnergy Corp.	579,800	26,932
		78,453
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	489,400	$ 11,555
Multi-Utilities - 0.3%
PG&E Corp.	367,800	16,422
TOTAL UTILITIES		106,430
TOTAL COMMON STOCKS (Cost $4,945,729)		5,421,038
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.16% (d)	42,172,247	42,172
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	3,304,400	3,304
TOTAL MONEY MARKET FUNDS (Cost $45,476)		45,476
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,991,205)		5,466,514
NET OTHER ASSETS - 0.1%		7,361
NET ASSETS - 100%		$ 5,473,875
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	21
Total	$ 157
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 597,619	$ 597,619	$ -	$ -
Consumer Staples	511,466	511,466	-	-
Energy	498,107	498,107	-	-
Financials	837,645	786,933	50,712	-
Health Care	694,155	694,155	-	-
Industrials	719,332	719,332	-	-
Information Technology	1,126,579	1,126,579	-	-
Materials	270,678	270,678	-	-
Telecommunication Services	59,027	59,027	-	-
Utilities	106,430	106,430	-	-
Money Market Funds	45,476	45,476	-	-
Total Investments in Securities:	$ 5,466,514	$ 5,415,802	$ 50,712	$ -
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $585,757,000 all of which will expire on June 30, 2017.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $518,933,000 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,140) - See accompanying schedule: Unaffiliated issuers (cost $4,945,729)	$ 5,421,038
Fidelity Central Funds (cost $45,476)	45,476
Total Investments (cost $4,991,205)		$ 5,466,514
Receivable for investments sold		6,629
Receivable for fund shares sold		3,478
Dividends receivable		7,496
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		24
Other receivables		2,982
Total assets		5,487,131

Liabilities
Payable for fund shares redeemed	$ 7,051
Accrued management fee	1,596
Transfer agent fee payable	971
Other affiliated payables	108
Other payables and accrued expenses	226
Collateral on securities loaned, at value	3,304
Total liabilities		13,256

Net Assets		$ 5,473,875
Net Assets consist of:
Paid in capital		$ 6,113,676
Distributions in excess of net investment income		(969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,114,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		475,350
Net Assets		$ 5,473,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009 (Unaudited)

Fidelity: Net Asset Value, offering price and redemption price per share ($5,064,980 ÷ 178,734 shares)	$ 28.34

Class K: Net Asset Value, offering price and redemption price per share ($408,895 ÷ 14,434 shares)	$ 28.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 40,800
Income from Fidelity Central Funds		157
Total income		40,957

Expenses
Management fee	$ 9,277
Transfer agent fees	5,852
Accounting and security lending fees	637
Custodian fees and expenses	59
Independent trustees' compensation	18
Registration fees	48
Audit	41
Legal	37
Miscellaneous	51
Total expenses before reductions	16,020
Expense reductions	(206)	15,814
Net investment income (loss)		25,143
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,403
Foreign currency transactions	160
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		115,564
Change in net unrealized appreciation (depreciation) on: Investment securities	791,029
Assets and liabilities in foreign currencies	50
Total change in net unrealized appreciation (depreciation)		791,079
Net gain (loss)		906,643
Net increase (decrease) in net assets resulting from operations		$ 931,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,143	$ 87,231
Net realized gain (loss)	115,564	(1,177,065)
Change in net unrealized appreciation (depreciation)	791,079	(1,047,425)
Net increase (decrease) in net assets resulting from operations	931,786	(2,137,259)
Distributions to shareholders from net investment income	(62,908)	(84,443)
Distributions to shareholders from net realized gain	-	(199,008)
Total distributions	(62,908)	(283,451)
Share transactions - net increase (decrease)	(111,670)	(36,292)
Total increase (decrease) in net assets	757,208	(2,457,002)

Net Assets
Beginning of period	4,716,667	7,173,669
End of period (including distributions in excess of net investment income of $969 and undistributed net investment income of $36,796, respectively)	$ 5,473,875	$ 4,716,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 35.69	$ 38.98	$ 32.55	$ 29.74	$ 28.81
Income from Investment Operations
Net investment income (loss) D	.13	.44	.37	.30	.28	.44 G
Net realized and unrealized gain (loss)	4.58	(10.77)	(1.65)	6.45	2.80	.87
Total from investment operations	4.71	(10.33)	(1.28)	6.75	3.08	1.31
Distributions from net investment income	(.32)	(.42)	(.38)	(.32)	(.27)	(.38)
Distributions from net realized gain	-	(.99)	(1.63)	-	-	-
Total distributions	(.32)	(1.41)	(2.01)	(.32)	(.27)	(.38)
Net asset value, end of period	$ 28.34	$ 23.95	$ 35.69	$ 38.98	$ 32.55	$ 29.74
Total Return B, C	19.82%	(29.74)%	(3.73)%	20.86%	10.40%	4.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.64%	.56%	.57%	.59%	.60%
Expenses net of fee waivers, if any	.62% A	.64%	.56%	.57%	.59%	.60%
Expenses net of all reductions	.61% A	.64%	.55%	.56%	.56%	.57%
Net investment income (loss)	.94% A	1.73%	.98%	.86%	.87%	1.52% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,065	$ 4,442	$ 7,174	$ 7,418	$ 8,284	$ 10,178
Portfolio turnover rate F	82% A	91%	80%	50%	72%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.15	.42	.05
Net realized and unrealized gain (loss)	4.57	(10.70)	(1.89)
Total from investment operations	4.72	(10.28)	(1.84)
Distributions from net investment income	(.35)	(.47)	-
Distributions from net realized gain	-	(.99)	-
Total distributions	(.35)	(1.46)	-
Net asset value, end of period	$ 28.33	$ 23.96	$ 35.70
Total Return B, C	19.90%	(29.59)%	(4.90)%
Ratios to Average Net Assets E, H
Expenses before reductions	.44% A	.45%	.43% A
Expenses net of fee waivers, if any	.44% A	.45%	.43% A
Expenses net of all reductions	.43% A	.45%	.43% A
Net investment income (loss)	1.11% A	1.92%	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 409	$ 274	$ 95
Portfolio turnover rate F	82% A	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Fund and Class K to eligible shareholders of Fidelity Fund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 693,176
Gross unrealized depreciation	(315,490)
Net unrealized appreciation (depreciation)	$ 377,686

Tax cost	$ 5,088,828

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,127,076 and $2,226,462, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 5,742.23
Class K	110.06
	$ 5,852

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $21.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $196 for the period.

In addition, FMR voluntarily agreed to reimburse a portion of the existing class' operating expenses. During the period, this reimbursement reduced the existing class' expenses by $10.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Fidelity Fund	$ 58,205	$ 82,001
Class K	4,703	2,442
Total	$ 62,908	$ 84,443
From net realized gain
Fidelity Fund	$ -	$ 199,006
Class K	-	2
Total	$ -	$ 199,008

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009 A	Year ended June 30, 2009	Six months ended December 31, 2009 A	Year ended June 30, 2009
Fidelity Fund
Shares sold	10,238	32,615	$ 271,718	$ 802,458
Conversion to Class K	(2,751)	(12,199)	(64,646)	(293,056)
Reinvestment of distributions	2,147	8,659	54,415	264,357
Shares redeemed	(16,385)	(44,578)	(444,245)	(1,084,259)
Net increase (decrease)	(6,751)	(15,503)	$ (182,758)	$ (310,500)
Class K
Shares sold	1,267	1,339	$ 34,362	$ 29,734
Conversion from Fidelity Fund	2,751	12,197	64,646	293,056
Reinvestment of distributions	184	109	4,703	2,444
Shares redeemed	(1,213)	(2,203)	(32,623)	(51,026)
Net increase (decrease)	2,989	11,442	$ 71,088	$ 274,208

A Conversion transactions for Class K and Fidelity Fund are for the period July 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class of the fund, as well as the fund's relative investment performance for the retail class of the fund measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was below its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the retail class of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

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Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

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405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FID-USAN-0210
1.787780.106

Fidelity®
Fund -
Class K

Semiannual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity	.62%
Actual		$ 1,000.00	$ 1,198.20	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16
Class K	.44%
Actual		$ 1,000.00	$ 1,199.00	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	3.1	1.2
JPMorgan Chase & Co.	2.7	1.7
Apple, Inc.	2.5	1.9
Hewlett-Packard Co.	2.2	1.3
Wells Fargo & Co.	2.0	1.7
Occidental Petroleum Corp.	2.0	1.6
Union Pacific Corp.	1.8	0.4
The Walt Disney Co.	1.8	1.0
American Express Co.	1.8	0.4
Amphenol Corp. Class A	1.8	0.9
	21.7
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	19.2
Financials	15.3	14.2
Industrials	13.1	11.2
Health Care	12.7	13.1
Consumer Discretionary	10.9	10.1
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.1%		Stocks 97.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	9.6%	** Foreign investments	10.0%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.0%
Autoliv, Inc.	853,800	$ 37,021
BorgWarner, Inc.	528,600	17,560
		54,581
Automobiles - 0.5%
Ford Motor Co. (a)	2,541,400	25,414
Household Durables - 1.0%
Pulte Homes, Inc.	1,854,500	18,545
Whirlpool Corp.	441,000	35,571
		54,116
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	190,500	25,626
Media - 2.7%
Comcast Corp. Class A	1,249,800	21,072
McGraw-Hill Companies, Inc.	838,100	28,085
The Walt Disney Co.	3,136,400	101,149
		150,306
Multiline Retail - 0.4%
Target Corp.	482,800	23,353
Specialty Retail - 3.8%
Best Buy Co., Inc.	908,800	35,861
Lowe's Companies, Inc.	2,535,200	59,298
Sherwin-Williams Co.	269,700	16,627
Staples, Inc.	3,854,450	94,781
		206,567
Textiles, Apparel & Luxury Goods - 1.0%
Polo Ralph Lauren Corp. Class A	711,973	57,656
TOTAL CONSUMER DISCRETIONARY		597,619
CONSUMER STAPLES - 9.3%
Beverages - 1.8%
PepsiCo, Inc.	595,790	36,224
The Coca-Cola Co.	1,068,800	60,922
		97,146
Food & Staples Retailing - 1.5%
Walgreen Co.	2,248,900	82,580
Food Products - 2.3%
Archer Daniels Midland Co.	1,045,400	32,731
Bunge Ltd.	585,400	37,366
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.	402,100	$ 21,392
Nestle SA (Reg.)	719,410	34,878
		126,367
Household Products - 2.5%
Colgate-Palmolive Co.	552,200	45,363
Procter & Gamble Co.	1,532,744	92,930
		138,293
Tobacco - 1.2%
Philip Morris International, Inc.	1,392,000	67,080
TOTAL CONSUMER STAPLES		511,466
ENERGY - 9.1%
Energy Equipment & Services - 2.1%
Ensco International Ltd. ADR	606,500	24,224
National Oilwell Varco, Inc.	531,100	23,416
Schlumberger Ltd.	673,700	43,851
Transocean Ltd. (a)	292,833	24,247
		115,738
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	363,700	22,702
Arch Coal, Inc.	723,300	16,093
Chesapeake Energy Corp.	1,110,900	28,750
Chevron Corp.	1,028,400	79,177
ConocoPhillips	869,200	44,390
Exxon Mobil Corp.	363,600	24,794
Marathon Oil Corp.	1,191,800	37,208
Occidental Petroleum Corp.	1,341,700	109,147
Southern Union Co.	885,800	20,108
		382,369
TOTAL ENERGY		498,107
FINANCIALS - 15.3%
Capital Markets - 4.9%
Ameriprise Financial, Inc.	719,700	27,939
Charles Schwab Corp.	1,532,100	28,834
Goldman Sachs Group, Inc.	453,900	76,636
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	2,844,600	$ 84,200
T. Rowe Price Group, Inc.	905,200	48,202
		265,811
Commercial Banks - 2.9%
China Construction Bank Corp. (H Shares)	29,338,000	25,058
Industrial & Commercial Bank of China Ltd. (H Shares)	31,151,000	25,654
Wells Fargo & Co.	4,112,900	111,007
		161,719
Consumer Finance - 1.8%
American Express Co.	2,415,692	97,884
Diversified Financial Services - 5.3%
Bank of America Corp.	6,017,735	90,627
Citigroup, Inc.	8,031,500	26,584
CME Group, Inc.	80,800	27,145
JPMorgan Chase & Co.	3,506,000	146,095
		290,451
Insurance - 0.4%
Everest Re Group Ltd.	254,200	21,780
TOTAL FINANCIALS		837,645
HEALTH CARE - 12.7%
Biotechnology - 1.5%
Amgen, Inc. (a)	938,700	53,102
Biogen Idec, Inc. (a)	507,100	27,130
		80,232
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.	192,300	12,584
C. R. Bard, Inc.	187,200	14,583
Covidien PLC	953,300	45,654
Thoratec Corp. (a)	462,800	12,459
		85,280
Health Care Providers & Services - 2.6%
CIGNA Corp.	491,500	17,335
Express Scripts, Inc. (a)	318,100	27,500
Medco Health Solutions, Inc. (a)	1,098,900	70,231
UnitedHealth Group, Inc.	841,700	25,655
		140,721
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	546,100	$ 28,523
Pharmaceuticals - 6.6%
Abbott Laboratories	1,173,000	63,330
Allergan, Inc.	739,000	46,564
Elan Corp. PLC sponsored ADR (a)	1,954,296	12,742
Johnson & Johnson	999,700	64,391
King Pharmaceuticals, Inc. (a)	1,291,200	15,843
Merck & Co., Inc.	1,093,800	39,967
Pfizer, Inc.	4,683,708	85,197
Teva Pharmaceutical Industries Ltd. sponsored ADR	558,300	31,365
		359,399
TOTAL HEALTH CARE		694,155
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.5%
Raytheon Co.	366,100	18,861
United Technologies Corp.	896,200	62,205
		81,066
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	410,200	15,969
Masco Corp.	1,681,800	23,226
		39,195
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	1,012,700	21,105
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	908,800	38,751
Regal-Beloit Corp.	545,900	28,354
		67,105
Industrial Conglomerates - 2.3%
General Electric Co.	3,517,600	53,221
Textron, Inc.	1,814,600	34,133
Tyco International Ltd.	1,080,100	38,538
		125,892
Machinery - 3.9%
Briggs & Stratton Corp.	627,400	11,739
Cummins, Inc.	1,178,100	54,028
Danaher Corp.	565,200	42,503
Deere & Co.	242,100	13,095
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	431,900	$ 27,477
Ingersoll-Rand Co. Ltd.	1,363,900	48,746
Toro Co. (c)	421,400	17,619
		215,207
Professional Services - 0.5%
Manpower, Inc.	488,400	26,657
Road & Rail - 2.6%
CSX Corp.	860,400	41,721
Union Pacific Corp.	1,586,600	101,384
		143,105
TOTAL INDUSTRIALS		719,332
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	3,719,276	89,039
Juniper Networks, Inc. (a)	1,720,700	45,891
		134,930
Computers & Peripherals - 6.2%
Apple, Inc. (a)	643,000	135,583
Hewlett-Packard Co.	2,360,100	121,569
International Business Machines Corp.	453,900	59,416
Western Digital Corp. (a)	517,200	22,834
		339,402
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc.	574,800	17,859
Amphenol Corp. Class A	2,068,838	95,539
		113,398
Internet Software & Services - 3.1%
Google, Inc. Class A (a)	273,985	169,863
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	2,990,200	41,683
Intel Corp.	3,519,900	71,806
Lam Research Corp. (a)	790,400	30,992
Samsung Electronics Co. Ltd.	34,871	23,894
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,024,156	23,156
Texas Instruments, Inc.	1,513,700	39,447
Xilinx, Inc.	1,012,000	25,361
		256,339
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
Citrix Systems, Inc. (a)	491,500	$ 20,451
Microsoft Corp.	3,023,800	92,196
		112,647
TOTAL INFORMATION TECHNOLOGY		1,126,579
MATERIALS - 5.0%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	362,900	29,417
Airgas, Inc.	362,800	17,269
Albemarle Corp.	723,800	26,325
Dow Chemical Co.	3,156,800	87,222
Solutia, Inc. (a)	1,071,800	13,612
W.R. Grace & Co. (a)	980,000	24,843
		198,688
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	309,500	24,850
Goldcorp, Inc.	442,100	17,400
Newcrest Mining Ltd.	447,353	14,197
		56,447
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	360,300	15,543
TOTAL MATERIALS		270,678
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,513,600	42,426
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	4,535,800	16,601
TOTAL TELECOMMUNICATION SERVICES		59,027
UTILITIES - 2.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	609,100	21,191
Entergy Corp.	370,600	30,330
FirstEnergy Corp.	579,800	26,932
		78,453
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	489,400	$ 11,555
Multi-Utilities - 0.3%
PG&E Corp.	367,800	16,422
TOTAL UTILITIES		106,430
TOTAL COMMON STOCKS (Cost $4,945,729)		5,421,038
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.16% (d)	42,172,247	42,172
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	3,304,400	3,304
TOTAL MONEY MARKET FUNDS (Cost $45,476)		45,476
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,991,205)		5,466,514
NET OTHER ASSETS - 0.1%		7,361
NET ASSETS - 100%		$ 5,473,875
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	21
Total	$ 157
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 597,619	$ 597,619	$ -	$ -
Consumer Staples	511,466	511,466	-	-
Energy	498,107	498,107	-	-
Financials	837,645	786,933	50,712	-
Health Care	694,155	694,155	-	-
Industrials	719,332	719,332	-	-
Information Technology	1,126,579	1,126,579	-	-
Materials	270,678	270,678	-	-
Telecommunication Services	59,027	59,027	-	-
Utilities	106,430	106,430	-	-
Money Market Funds	45,476	45,476	-	-
Total Investments in Securities:	$ 5,466,514	$ 5,415,802	$ 50,712	$ -
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $585,757,000 all of which will expire on June 30, 2017.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $518,933,000 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,140) - See accompanying schedule: Unaffiliated issuers (cost $4,945,729)	$ 5,421,038
Fidelity Central Funds (cost $45,476)	45,476
Total Investments (cost $4,991,205)		$ 5,466,514
Receivable for investments sold		6,629
Receivable for fund shares sold		3,478
Dividends receivable		7,496
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		24
Other receivables		2,982
Total assets		5,487,131

Liabilities
Payable for fund shares redeemed	$ 7,051
Accrued management fee	1,596
Transfer agent fee payable	971
Other affiliated payables	108
Other payables and accrued expenses	226
Collateral on securities loaned, at value	3,304
Total liabilities		13,256

Net Assets		$ 5,473,875
Net Assets consist of:
Paid in capital		$ 6,113,676
Distributions in excess of net investment income		(969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,114,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		475,350
Net Assets		$ 5,473,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009 (Unaudited)

Fidelity: Net Asset Value, offering price and redemption price per share ($5,064,980 ÷ 178,734 shares)	$ 28.34

Class K: Net Asset Value, offering price and redemption price per share ($408,895 ÷ 14,434 shares)	$ 28.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 40,800
Income from Fidelity Central Funds		157
Total income		40,957

Expenses
Management fee	$ 9,277
Transfer agent fees	5,852
Accounting and security lending fees	637
Custodian fees and expenses	59
Independent trustees' compensation	18
Registration fees	48
Audit	41
Legal	37
Miscellaneous	51
Total expenses before reductions	16,020
Expense reductions	(206)	15,814
Net investment income (loss)		25,143
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,403
Foreign currency transactions	160
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		115,564
Change in net unrealized appreciation (depreciation) on: Investment securities	791,029
Assets and liabilities in foreign currencies	50
Total change in net unrealized appreciation (depreciation)		791,079
Net gain (loss)		906,643
Net increase (decrease) in net assets resulting from operations		$ 931,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,143	$ 87,231
Net realized gain (loss)	115,564	(1,177,065)
Change in net unrealized appreciation (depreciation)	791,079	(1,047,425)
Net increase (decrease) in net assets resulting from operations	931,786	(2,137,259)
Distributions to shareholders from net investment income	(62,908)	(84,443)
Distributions to shareholders from net realized gain	-	(199,008)
Total distributions	(62,908)	(283,451)
Share transactions - net increase (decrease)	(111,670)	(36,292)
Total increase (decrease) in net assets	757,208	(2,457,002)

Net Assets
Beginning of period	4,716,667	7,173,669
End of period (including distributions in excess of net investment income of $969 and undistributed net investment income of $36,796, respectively)	$ 5,473,875	$ 4,716,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 35.69	$ 38.98	$ 32.55	$ 29.74	$ 28.81
Income from Investment Operations
Net investment income (loss) D	.13	.44	.37	.30	.28	.44 G
Net realized and unrealized gain (loss)	4.58	(10.77)	(1.65)	6.45	2.80	.87
Total from investment operations	4.71	(10.33)	(1.28)	6.75	3.08	1.31
Distributions from net investment income	(.32)	(.42)	(.38)	(.32)	(.27)	(.38)
Distributions from net realized gain	-	(.99)	(1.63)	-	-	-
Total distributions	(.32)	(1.41)	(2.01)	(.32)	(.27)	(.38)
Net asset value, end of period	$ 28.34	$ 23.95	$ 35.69	$ 38.98	$ 32.55	$ 29.74
Total Return B, C	19.82%	(29.74)%	(3.73)%	20.86%	10.40%	4.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.64%	.56%	.57%	.59%	.60%
Expenses net of fee waivers, if any	.62% A	.64%	.56%	.57%	.59%	.60%
Expenses net of all reductions	.61% A	.64%	.55%	.56%	.56%	.57%
Net investment income (loss)	.94% A	1.73%	.98%	.86%	.87%	1.52% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,065	$ 4,442	$ 7,174	$ 7,418	$ 8,284	$ 10,178
Portfolio turnover rate F	82% A	91%	80%	50%	72%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.15	.42	.05
Net realized and unrealized gain (loss)	4.57	(10.70)	(1.89)
Total from investment operations	4.72	(10.28)	(1.84)
Distributions from net investment income	(.35)	(.47)	-
Distributions from net realized gain	-	(.99)	-
Total distributions	(.35)	(1.46)	-
Net asset value, end of period	$ 28.33	$ 23.96	$ 35.70
Total Return B, C	19.90%	(29.59)%	(4.90)%
Ratios to Average Net Assets E, H
Expenses before reductions	.44% A	.45%	.43% A
Expenses net of fee waivers, if any	.44% A	.45%	.43% A
Expenses net of all reductions	.43% A	.45%	.43% A
Net investment income (loss)	1.11% A	1.92%	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 409	$ 274	$ 95
Portfolio turnover rate F	82% A	91%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Fund and Class K to eligible shareholders of Fidelity Fund. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 693,176
Gross unrealized depreciation	(315,490)
Net unrealized appreciation (depreciation)	$ 377,686

Tax cost	$ 5,088,828

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,127,076 and $2,226,462, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 5,742.23
Class K	110.06
	$ 5,852

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $21.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $196 for the period.

In addition, FMR voluntarily agreed to reimburse a portion of the existing class' operating expenses. During the period, this reimbursement reduced the existing class' expenses by $10.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Fidelity Fund	$ 58,205	$ 82,001
Class K	4,703	2,442
Total	$ 62,908	$ 84,443
From net realized gain
Fidelity Fund	$ -	$ 199,006
Class K	-	2
Total	$ -	$ 199,008

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009 A	Year ended June 30, 2009	Six months ended December 31, 2009 A	Year ended June 30, 2009
Fidelity Fund
Shares sold	10,238	32,615	$ 271,718	$ 802,458
Conversion to Class K	(2,751)	(12,199)	(64,646)	(293,056)
Reinvestment of distributions	2,147	8,659	54,415	264,357
Shares redeemed	(16,385)	(44,578)	(444,245)	(1,084,259)
Net increase (decrease)	(6,751)	(15,503)	$ (182,758)	$ (310,500)
Class K
Shares sold	1,267	1,339	$ 34,362	$ 29,734
Conversion from Fidelity Fund	2,751	12,197	64,646	293,056
Reinvestment of distributions	184	109	4,703	2,444
Shares redeemed	(1,213)	(2,203)	(32,623)	(51,026)
Net increase (decrease)	2,989	11,442	$ 71,088	$ 274,208

A Conversion transactions for Class K and Fidelity Fund are for the period July 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class of the fund, as well as the fund's relative investment performance for the retail class of the fund measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was below its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the retail class of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

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(letter_graphic)

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Fidelity Investments
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Cincinnati, OH 45277-0003

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

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(U.K.) Ltd.

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(Hong Kong) Limited

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(Japan) Inc.

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Boston, MA

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Boston, MA

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The Northern Trust Company

Chicago, IL

FID-K-USAN-0210
1.863257.101

Fidelity®
Growth Discovery Fund

Semiannual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Growth Discovery	.77%
Actual		$ 1,000.00	$ 1,231.80	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.54%
Actual		$ 1,000.00	$ 1,232.50	$ 3.04
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	4.8	4.4
Google, Inc. Class A	4.5	3.2
Apple, Inc.	4.0	2.0
QUALCOMM, Inc.	3.5	3.9
JPMorgan Chase & Co.	3.2	3.7
Medco Health Solutions, Inc.	2.4	2.5
Agilent Technologies, Inc.	2.1	0.0
Harley-Davidson, Inc.	2.1	0.5
United Technologies Corp.	2.0	1.1
Marvell Technology Group Ltd.	1.9	1.3
	30.5
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.7	33.9
Consumer Discretionary	13.6	15.0
Health Care	12.9	12.7
Financials	9.9	13.2
Industrials	9.9	10.6
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.9%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.4%	** Foreign investments	11.5%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
BorgWarner, Inc.	25,400	$ 844
Johnson Controls, Inc.	6,000	163
		1,007
Automobiles - 2.1%
Harley-Davidson, Inc.	625,109	15,753
Diversified Consumer Services - 1.3%
Navitas Ltd.	535,173	1,971
Strayer Education, Inc. (c)	35,973	7,644
		9,615
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. Class A (a)	3,307	292
Denny's Corp. (a)	302,322	662
Marriott International, Inc. Class A	59,035	1,609
McDonald's Corp.	52,100	3,253
Peet's Coffee & Tea, Inc. (a)	3,590	120
Starbucks Corp. (a)	220,026	5,074
Starwood Hotels & Resorts Worldwide, Inc.	109,800	4,015
Universal Travel Group (a)	133,602	1,355
		16,380
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	100,630	4,790
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	9,152	1,231
Expedia, Inc. (a)	125,815	3,235
Priceline.com, Inc. (a)	21,088	4,608
		9,074
Media - 0.5%
McGraw-Hill Companies, Inc.	107,920	3,616
Multiline Retail - 1.1%
Dollarama, Inc.	72,800	1,549
Target Corp.	149,000	7,207
		8,756
Specialty Retail - 3.4%
Lowe's Companies, Inc.	503,809	11,784
Lumber Liquidators, Inc. (a)	8,400	225
Ross Stores, Inc.	89,133	3,807
Sherwin-Williams Co.	49,229	3,035
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	38,221	$ 1,644
TJX Companies, Inc.	140,498	5,135
		25,630
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	101,800	3,719
Lululemon Athletica, Inc. (a)(c)	188,011	5,659
		9,378
TOTAL CONSUMER DISCRETIONARY		103,999
CONSUMER STAPLES - 7.6%
Beverages - 1.2%
The Coca-Cola Co.	164,200	9,359
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	14,800	876
Walgreen Co.	319,302	11,725
		12,601
Food Products - 0.5%
Bunge Ltd.	59,200	3,779
Household Products - 1.9%
Colgate-Palmolive Co.	82,741	6,797
Procter & Gamble Co.	128,400	7,785
		14,582
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	93,940	4,543
Mead Johnson Nutrition Co. Class A	11,940	522
NBTY, Inc. (a)	96,372	4,196
Nu Skin Enterprises, Inc. Class A	59,857	1,608
		10,869
Tobacco - 1.0%
Philip Morris International, Inc.	154,100	7,426
TOTAL CONSUMER STAPLES		58,616
ENERGY - 4.0%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	123,701	8,052
Smith International, Inc.	144,935	3,938
		11,990
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc. (a)	407,476	$ 6,031
Peabody Energy Corp.	55,000	2,487
Range Resources Corp.	85,300	4,252
Southwestern Energy Co. (a)	120,703	5,818
		18,588
TOTAL ENERGY		30,578
FINANCIALS - 9.9%
Capital Markets - 1.6%
BlueBay Asset Management	139,703	689
Charles Schwab Corp.	260,451	4,902
Franklin Resources, Inc.	22,900	2,413
JMP Group, Inc.	30,900	300
Morgan Stanley	126,200	3,736
T. Rowe Price Group, Inc.	6,900	367
		12,407
Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	103,996	5,490
Wells Fargo & Co.	442,043	11,931
		17,421
Consumer Finance - 1.5%
American Express Co.	290,200	11,759
Diversified Financial Services - 3.8%
CME Group, Inc.	14,188	4,766
JPMorgan Chase & Co.	578,093	24,089
		28,855
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	86,600	5,231
TOTAL FINANCIALS		75,673
HEALTH CARE - 12.9%
Biotechnology - 2.8%
3SBio, Inc. sponsored ADR (a)	77,217	1,057
Alexion Pharmaceuticals, Inc. (a)	41,290	2,016
Celgene Corp. (a)	33,290	1,854
Clinical Data, Inc. (a)	98,421	1,797
Dendreon Corp. (a)	45,700	1,201
Gilead Sciences, Inc. (a)	78,028	3,377
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)(c)	73,800	$ 2,258
United Therapeutics Corp. (a)	155,158	8,169
		21,729
Health Care Equipment & Supplies - 1.8%
AGA Medical Holdings, Inc.	60,200	889
C. R. Bard, Inc.	7,577	590
Covidien PLC	74,914	3,588
DENTSPLY International, Inc.	78,438	2,759
Edwards Lifesciences Corp. (a)	12,480	1,084
HeartWare International, Inc. CDI (a)	392,669	397
NuVasive, Inc. (a)(c)	95,319	3,048
Sonova Holding AG	9,026	1,094
		13,449
Health Care Providers & Services - 4.7%
Express Scripts, Inc. (a)	119,026	10,290
Henry Schein, Inc. (a)	59,477	3,128
Medco Health Solutions, Inc. (a)	291,706	18,643
VCA Antech, Inc. (a)	161,568	4,026
		36,087
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	104,076	3,190
Life Technologies Corp. (a)	95,710	4,999
QIAGEN NV (a)	109,570	2,446
Thermo Fisher Scientific, Inc. (a)	17,400	830
		11,465
Pharmaceuticals - 2.1%
Allergan, Inc.	13,200	832
Novo Nordisk AS Series B	124,461	7,949
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,065	7,082
		15,863
TOTAL HEALTH CARE		98,593
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	177,839	6,971
Precision Castparts Corp.	54,600	6,025
United Technologies Corp.	223,200	15,492
		28,488
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	26,200	$ 1,503
Airlines - 0.2%
Southwest Airlines Co.	149,690	1,711
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	67,300	1,905
Stericycle, Inc. (a)	5,500	303
Waste Connections, Inc. (a)	30,100	1,004
		3,212
Electrical Equipment - 0.8%
AMETEK, Inc.	86,000	3,289
China High Speed Transmission Equipment Group Co. Ltd.	237,000	575
Cooper Industries PLC Class A	18,400	785
Crompton Greaves Ltd.	116,039	1,068
		5,717
Industrial Conglomerates - 0.6%
3M Co.	30,600	2,530
Textron, Inc.	123,400	2,321
		4,851
Machinery - 2.0%
Cummins, Inc.	78,700	3,609
Danaher Corp.	56,800	4,271
Ingersoll-Rand Co. Ltd.	115,300	4,121
PACCAR, Inc.	84,200	3,054
		15,055
Professional Services - 0.9%
51job, Inc. sponsored ADR (a)	21,310	378
CoStar Group, Inc. (a)(c)	13,465	562
Dun & Bradstreet Corp.	14,576	1,230
Equifax, Inc.	13,100	405
Robert Half International, Inc.	134,600	3,598
Verisk Analytics, Inc.	14,700	445
		6,618
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	180,885	2,373
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	190,800	$ 3,681
Union Pacific Corp.	36,268	2,318
		8,372
TOTAL INDUSTRIALS		75,527
INFORMATION TECHNOLOGY - 37.7%
Communications Equipment - 10.2%
Cisco Systems, Inc. (a)	1,535,143	36,749
Juniper Networks, Inc. (a)	411,501	10,975
QUALCOMM, Inc.	577,681	26,724
Riverbed Technology, Inc. (a)	164,632	3,782
		78,230
Computers & Peripherals - 4.9%
Apple, Inc. (a)	144,874	30,548
NetApp, Inc. (a)	45,000	1,548
Netezza Corp. (a)	45,663	443
Western Digital Corp. (a)	104,700	4,623
		37,162
Electronic Equipment & Components - 2.6%
Agilent Technologies, Inc.	527,808	16,399
Corning, Inc.	145,185	2,804
Ingenico SA	30,636	744
		19,947
Internet Software & Services - 7.8%
Baidu.com, Inc. sponsored ADR (a)(c)	10,496	4,316
Constant Contact, Inc. (a)	3,100	50
Equinix, Inc. (a)	7,500	796
Google, Inc. Class A (a)	55,534	34,430
NetEase.com, Inc. sponsored ADR (a)	95,347	3,586
Rackspace Hosting, Inc. (a)	37,424	780
Tencent Holdings Ltd.	67,300	1,455
The Knot, Inc. (a)	76,938	775
VeriSign, Inc. (a)	350,573	8,498
WebMD Health Corp. Class A (a)(c)	125,543	4,832
		59,518
IT Services - 2.2%
Accenture PLC Class A	39,915	1,656
Cognizant Technology Solutions Corp. (a)	17,200	779
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	163,963	$ 3,843
MasterCard, Inc. Class A	6,278	1,607
The Western Union Co.	18,695	352
Visa, Inc. Class A	101,575	8,884
		17,121
Semiconductors & Semiconductor Equipment - 6.4%
Aixtron AG	33,400	1,124
ASML Holding NV (NY Shares)	297,200	10,132
Avago Technologies Ltd.	82,500	1,509
Broadcom Corp. Class A (a)	302,521	9,514
Marvell Technology Group Ltd. (a)	716,938	14,876
Monolithic Power Systems, Inc. (a)	344,314	8,253
Omnivision Technologies, Inc. (a)	80,858	1,175
PMC-Sierra, Inc. (a)	40,000	346
Samsung Electronics Co. Ltd.	2,446	1,676
		48,605
Software - 3.6%
Advent Software, Inc. (a)(c)	10,765	438
AsiaInfo Holdings, Inc. (a)	55,200	1,682
Check Point Software Technologies Ltd. (a)	36,900	1,250
Citrix Systems, Inc. (a)	29,530	1,229
ebix.com, Inc. (a)(c)	30,624	1,495
Informatica Corp. (a)	33,300	861
Nice Systems Ltd. sponsored ADR (a)	116,200	3,607
Red Hat, Inc. (a)	17,600	544
Salesforce.com, Inc. (a)	20,050	1,479
Shanda Games Ltd. sponsored ADR	86,800	884
Solera Holdings, Inc.	119,445	4,301
Sourcefire, Inc. (a)	176,932	4,733
Taleo Corp. Class A (a)	43,963	1,034
VanceInfo Technologies, Inc. ADR (a)	215,535	4,140
		27,677
TOTAL INFORMATION TECHNOLOGY		288,260
MATERIALS - 3.6%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	88,100	7,141
Ecolab, Inc.	40,000	1,783
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	18,200	$ 1,015
The Mosaic Co.	120,400	7,191
		17,130
Metals & Mining - 1.0%
Compass Minerals International, Inc.	46,500	3,124
Consolidated Thompson Iron Mines Ltd. (a)	699,000	4,497
		7,621
Paper & Forest Products - 0.4%
Schweitzer-Mauduit International, Inc.	38,433	2,704
TOTAL MATERIALS		27,455
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	12,600	820
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	70,394	3,042
TOTAL TELECOMMUNICATION SERVICES		3,862
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	888,300	1,608
TOTAL COMMON STOCKS (Cost $700,888)		764,171
Money Market Funds - 2.8%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d) (Cost $21,931)	21,931,016	21,931
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $722,819)		786,102
NET OTHER ASSETS - (2.7)%		(21,031)
NET ASSETS - 100%		$ 765,071
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	54
Total	$ 56
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,999	$ 103,999	$ -	$ -
Consumer Staples	58,616	58,616	-	-
Energy	30,578	30,578	-	-
Financials	75,673	75,673	-	-
Health Care	98,593	98,593	-	-
Industrials	75,527	74,952	575	-
Information Technology	288,260	286,805	1,455	-
Materials	27,455	27,455	-	-
Telecommunication Services	3,862	3,862	-	-
Utilities	1,608	1,608	-	-
Money Market Funds	21,931	21,931	-	-
Total Investments in Securities:	$ 786,102	$ 784,072	$ 2,030	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Bermuda	2.4%
Netherlands	1.6%
Israel	1.6%
Ireland	1.3%
China	1.3%
Netherlands Antilles	1.1%
Denmark	1.1%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $464,109,000 of which $44,168,000, $90,091,000 and $329,850,000 will expire on June 30, 2010, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $338,319,000 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,194) - See accompanying schedule: Unaffiliated issuers (cost $700,888)	$ 764,171
Fidelity Central Funds (cost $21,931)	21,931
Total Investments (cost $722,819)		$ 786,102
Receivable for investments sold		6,097
Receivable for fund shares sold		401
Dividends receivable		280
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		4
Other receivables		55
Total assets		792,956

Liabilities
Payable to custodian bank	$ 469
Payable for investments purchased	1,991
Payable for fund shares redeemed	2,998
Accrued management fee	261
Other affiliated payables	202
Other payables and accrued expenses	33
Collateral on securities loaned, at value	21,931
Total liabilities		27,885

Net Assets		$ 765,071
Net Assets consist of:
Paid in capital		$ 1,475,458
Undistributed net investment income		129
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(773,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,279
Net Assets		$ 765,071
Growth Discovery: Net Asset Value, offering price and redemption price per share ($719,399 ÷ 64,816 shares)		$ 11.10

Class K: Net Asset Value, offering price and redemption price per share ($45,672 ÷ 4,117 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,351
Income from Fidelity Central Funds		56
Total income		3,407

Expenses
Management fee Basic fee	$ 2,249
Performance adjustment	(597)
Transfer agent fees	1,143
Accounting and security lending fees	159
Custodian fees and expenses	44
Independent trustees' compensation	3
Registration fees	19
Audit	31
Legal	6
Interest	1
Miscellaneous	9
Total expenses before reductions	3,067
Expense reductions	(63)	3,004
Net investment income (loss)		403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,186
Capital Gain distributions from Fidelity Central Funds	2
Futures contracts	67
Total net realized gain (loss)		37,255
Change in net unrealized appreciation (depreciation) on: Investment securities	130,479
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		130,476
Net gain (loss)		167,731
Net increase (decrease) in net assets resulting from operations		$ 168,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 403	$ 3,953
Net realized gain (loss)	37,255	(603,150)
Change in net unrealized appreciation (depreciation)	130,476	(67,293)
Net increase (decrease) in net assets resulting from operations	168,134	(666,490)
Distributions to shareholders from net investment income	(2,312)	(8,686)
Distributions to shareholders from net realized gain	(417)	-
Total distributions	(2,729)	(8,686)
Share transactions - net increase (decrease)	(208,594)	(284,372)
Total increase (decrease) in net assets	(43,189)	(959,548)

Net Assets
Beginning of period	808,260	1,767,808
End of period (including undistributed net investment income of $129 and undistributed net investment income of $2,038, respectively)	$ 765,071	$ 808,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 14.61	$ 14.36	$ 11.60	$ 10.70	$ 10.35
Income from Investment Operations
Net investment income (loss)D	-	.04	.09	.07	.12	.16 G
Net realized and unrealized gain (loss)	2.09	(5.54)	.20	2.83	.91	.32
Total from investment operations	2.09	(5.50)	.29	2.90	1.03	.48
Distributions from net investment income	(.03)	(.07)	(.04)	(.12)	(.13)	(.13)
Distributions from net realized gain	(.01)	-	-	(.02)	-	-
Total distributions	(.03)I	(.07)	(.04)	(.14)	(.13)	(.13)
Net asset value, end of period	$ 11.10	$ 9.04	$ 14.61	$ 14.36	$ 11.60	$ 10.70
Total ReturnB, C	23.18%	(37.75)%	1.98%	25.24%	9.67%	4.64%
Ratios to Average Net AssetsE, H
Expenses before reductions	.78%A	.90%	.91%	.81%	.68%	.81%
Expenses net of fee waivers, if any	.77%A	.90%	.91%	.81%	.68%	.81%
Expenses net of all reductions	.76%A	.89%	.90%	.80%	.61%	.70%
Net investment income (loss)	.09%A	.36%	.57%	.55%	1.04%	1.54%G
Supplemental Data
Net assets, end of period (in millions)	$ 719	$ 777	$ 1,768	$ 481	$ 412	$ 459
Portfolio turnover rateF	93%A	166%	150%	199%	184%	229%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss)D	.02	.05	.03
Net realized and unrealized gain (loss)	2.08	(5.53)	(.35)
Total from investment operations	2.10	(5.48)	(.32)
Distributions from net investment income	(.05)	(.09)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)I	(.09)	-
Net asset value, end of period	$ 11.09	$ 9.05	$ 14.62
Total ReturnB, C	23.25%	(37.60)%	(2.14)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A	.67%	.76%A
Expenses net of fee waivers, if any	.54%A	.67%	.76%A
Expenses net of all reductions	.52%A	.67%	.75%A
Net investment income (loss)	.32%A	.59%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,672	$ 30,939	$ 98
Portfolio turnover rateF	93%A	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Discovery and Class K to eligible shareholders of Growth Discovery. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Money Market Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,075
Gross unrealized depreciation	(35,086)
Net unrealized appreciation (depreciation)	$ 54,989

Tax cost	$ 731,113

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 67	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 67	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $67 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $370,574 and $580,747, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 1,131.30
Class K	12.06
	$ 1,143

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,444.45%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $54.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Discovery's operating expenses. During the period, this reimbursement reduced the class' expenses by $8.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Growth Discovery	$ 2,116	$ 8,572
Class K	196	114
Total	$ 2,312	$ 8,686
From net realized gain
Growth Discovery	$ 400	$ -
Class K	17	-
Total	$ 417	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009 A	Year ended June 30, 2009	Six months ended December 31, 2009 A	Year ended June 30, 2009
Growth Discovery
Shares sold	3,125	36,911	$ 31,765	$ 376,591
Conversion to Class K	(1,190)	(3,882)	(11,761)	(42,707)
Reinvestment of distributions	241	682	2,421	8,199
Shares redeemed	(23,350)	(68,724)	(237,817)	(665,146)
Net increase (decrease)	(21,174)	(35,013)	$ (215,392)	$ (323,063)
Class K
Shares sold	383	852	$ 3,953	$ 7,410
Conversion from Growth Discovery	1,190	3,879	11,761	42,707
Reinvestment of distributions	21	13	212	114
Shares redeemed	(896)	(1,332)	(9,129)	(11,540)
Net increase (decrease)	698	3,412	$ 6,797	$ 38,691

A Conversion transactions for Class K and Growth Discovery are for the period July 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Discovery (retail class), as well as the fund's relative investment performance for Fidelity Growth Discovery (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Discovery (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Discovery (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Discovery (retail class) of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Discovery (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 and 2008 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) 1-800-544-5555

Automated line for quickest service

CII-USAN-0210
1.787778.106

Fidelity®
Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Growth Discovery	.77%
Actual		$ 1,000.00	$ 1,231.80	$ 4.33
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.54%
Actual		$ 1,000.00	$ 1,232.50	$ 3.04
Hypothetical A		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	4.8	4.4
Google, Inc. Class A	4.5	3.2
Apple, Inc.	4.0	2.0
QUALCOMM, Inc.	3.5	3.9
JPMorgan Chase & Co.	3.2	3.7
Medco Health Solutions, Inc.	2.4	2.5
Agilent Technologies, Inc.	2.1	0.0
Harley-Davidson, Inc.	2.1	0.5
United Technologies Corp.	2.0	1.1
Marvell Technology Group Ltd.	1.9	1.3
	30.5
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.7	33.9
Consumer Discretionary	13.6	15.0
Health Care	12.9	12.7
Financials	9.9	13.2
Industrials	9.9	10.6
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.9%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.4%	** Foreign investments	11.5%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
BorgWarner, Inc.	25,400	$ 844
Johnson Controls, Inc.	6,000	163
		1,007
Automobiles - 2.1%
Harley-Davidson, Inc.	625,109	15,753
Diversified Consumer Services - 1.3%
Navitas Ltd.	535,173	1,971
Strayer Education, Inc. (c)	35,973	7,644
		9,615
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. Class A (a)	3,307	292
Denny's Corp. (a)	302,322	662
Marriott International, Inc. Class A	59,035	1,609
McDonald's Corp.	52,100	3,253
Peet's Coffee & Tea, Inc. (a)	3,590	120
Starbucks Corp. (a)	220,026	5,074
Starwood Hotels & Resorts Worldwide, Inc.	109,800	4,015
Universal Travel Group (a)	133,602	1,355
		16,380
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	100,630	4,790
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	9,152	1,231
Expedia, Inc. (a)	125,815	3,235
Priceline.com, Inc. (a)	21,088	4,608
		9,074
Media - 0.5%
McGraw-Hill Companies, Inc.	107,920	3,616
Multiline Retail - 1.1%
Dollarama, Inc.	72,800	1,549
Target Corp.	149,000	7,207
		8,756
Specialty Retail - 3.4%
Lowe's Companies, Inc.	503,809	11,784
Lumber Liquidators, Inc. (a)	8,400	225
Ross Stores, Inc.	89,133	3,807
Sherwin-Williams Co.	49,229	3,035
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	38,221	$ 1,644
TJX Companies, Inc.	140,498	5,135
		25,630
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	101,800	3,719
Lululemon Athletica, Inc. (a)(c)	188,011	5,659
		9,378
TOTAL CONSUMER DISCRETIONARY		103,999
CONSUMER STAPLES - 7.6%
Beverages - 1.2%
The Coca-Cola Co.	164,200	9,359
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	14,800	876
Walgreen Co.	319,302	11,725
		12,601
Food Products - 0.5%
Bunge Ltd.	59,200	3,779
Household Products - 1.9%
Colgate-Palmolive Co.	82,741	6,797
Procter & Gamble Co.	128,400	7,785
		14,582
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	93,940	4,543
Mead Johnson Nutrition Co. Class A	11,940	522
NBTY, Inc. (a)	96,372	4,196
Nu Skin Enterprises, Inc. Class A	59,857	1,608
		10,869
Tobacco - 1.0%
Philip Morris International, Inc.	154,100	7,426
TOTAL CONSUMER STAPLES		58,616
ENERGY - 4.0%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	123,701	8,052
Smith International, Inc.	144,935	3,938
		11,990
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc. (a)	407,476	$ 6,031
Peabody Energy Corp.	55,000	2,487
Range Resources Corp.	85,300	4,252
Southwestern Energy Co. (a)	120,703	5,818
		18,588
TOTAL ENERGY		30,578
FINANCIALS - 9.9%
Capital Markets - 1.6%
BlueBay Asset Management	139,703	689
Charles Schwab Corp.	260,451	4,902
Franklin Resources, Inc.	22,900	2,413
JMP Group, Inc.	30,900	300
Morgan Stanley	126,200	3,736
T. Rowe Price Group, Inc.	6,900	367
		12,407
Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	103,996	5,490
Wells Fargo & Co.	442,043	11,931
		17,421
Consumer Finance - 1.5%
American Express Co.	290,200	11,759
Diversified Financial Services - 3.8%
CME Group, Inc.	14,188	4,766
JPMorgan Chase & Co.	578,093	24,089
		28,855
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	86,600	5,231
TOTAL FINANCIALS		75,673
HEALTH CARE - 12.9%
Biotechnology - 2.8%
3SBio, Inc. sponsored ADR (a)	77,217	1,057
Alexion Pharmaceuticals, Inc. (a)	41,290	2,016
Celgene Corp. (a)	33,290	1,854
Clinical Data, Inc. (a)	98,421	1,797
Dendreon Corp. (a)	45,700	1,201
Gilead Sciences, Inc. (a)	78,028	3,377
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)(c)	73,800	$ 2,258
United Therapeutics Corp. (a)	155,158	8,169
		21,729
Health Care Equipment & Supplies - 1.8%
AGA Medical Holdings, Inc.	60,200	889
C. R. Bard, Inc.	7,577	590
Covidien PLC	74,914	3,588
DENTSPLY International, Inc.	78,438	2,759
Edwards Lifesciences Corp. (a)	12,480	1,084
HeartWare International, Inc. CDI (a)	392,669	397
NuVasive, Inc. (a)(c)	95,319	3,048
Sonova Holding AG	9,026	1,094
		13,449
Health Care Providers & Services - 4.7%
Express Scripts, Inc. (a)	119,026	10,290
Henry Schein, Inc. (a)	59,477	3,128
Medco Health Solutions, Inc. (a)	291,706	18,643
VCA Antech, Inc. (a)	161,568	4,026
		36,087
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	104,076	3,190
Life Technologies Corp. (a)	95,710	4,999
QIAGEN NV (a)	109,570	2,446
Thermo Fisher Scientific, Inc. (a)	17,400	830
		11,465
Pharmaceuticals - 2.1%
Allergan, Inc.	13,200	832
Novo Nordisk AS Series B	124,461	7,949
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,065	7,082
		15,863
TOTAL HEALTH CARE		98,593
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	177,839	6,971
Precision Castparts Corp.	54,600	6,025
United Technologies Corp.	223,200	15,492
		28,488
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	26,200	$ 1,503
Airlines - 0.2%
Southwest Airlines Co.	149,690	1,711
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	67,300	1,905
Stericycle, Inc. (a)	5,500	303
Waste Connections, Inc. (a)	30,100	1,004
		3,212
Electrical Equipment - 0.8%
AMETEK, Inc.	86,000	3,289
China High Speed Transmission Equipment Group Co. Ltd.	237,000	575
Cooper Industries PLC Class A	18,400	785
Crompton Greaves Ltd.	116,039	1,068
		5,717
Industrial Conglomerates - 0.6%
3M Co.	30,600	2,530
Textron, Inc.	123,400	2,321
		4,851
Machinery - 2.0%
Cummins, Inc.	78,700	3,609
Danaher Corp.	56,800	4,271
Ingersoll-Rand Co. Ltd.	115,300	4,121
PACCAR, Inc.	84,200	3,054
		15,055
Professional Services - 0.9%
51job, Inc. sponsored ADR (a)	21,310	378
CoStar Group, Inc. (a)(c)	13,465	562
Dun & Bradstreet Corp.	14,576	1,230
Equifax, Inc.	13,100	405
Robert Half International, Inc.	134,600	3,598
Verisk Analytics, Inc.	14,700	445
		6,618
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	180,885	2,373
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	190,800	$ 3,681
Union Pacific Corp.	36,268	2,318
		8,372
TOTAL INDUSTRIALS		75,527
INFORMATION TECHNOLOGY - 37.7%
Communications Equipment - 10.2%
Cisco Systems, Inc. (a)	1,535,143	36,749
Juniper Networks, Inc. (a)	411,501	10,975
QUALCOMM, Inc.	577,681	26,724
Riverbed Technology, Inc. (a)	164,632	3,782
		78,230
Computers & Peripherals - 4.9%
Apple, Inc. (a)	144,874	30,548
NetApp, Inc. (a)	45,000	1,548
Netezza Corp. (a)	45,663	443
Western Digital Corp. (a)	104,700	4,623
		37,162
Electronic Equipment & Components - 2.6%
Agilent Technologies, Inc.	527,808	16,399
Corning, Inc.	145,185	2,804
Ingenico SA	30,636	744
		19,947
Internet Software & Services - 7.8%
Baidu.com, Inc. sponsored ADR (a)(c)	10,496	4,316
Constant Contact, Inc. (a)	3,100	50
Equinix, Inc. (a)	7,500	796
Google, Inc. Class A (a)	55,534	34,430
NetEase.com, Inc. sponsored ADR (a)	95,347	3,586
Rackspace Hosting, Inc. (a)	37,424	780
Tencent Holdings Ltd.	67,300	1,455
The Knot, Inc. (a)	76,938	775
VeriSign, Inc. (a)	350,573	8,498
WebMD Health Corp. Class A (a)(c)	125,543	4,832
		59,518
IT Services - 2.2%
Accenture PLC Class A	39,915	1,656
Cognizant Technology Solutions Corp. (a)	17,200	779
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	163,963	$ 3,843
MasterCard, Inc. Class A	6,278	1,607
The Western Union Co.	18,695	352
Visa, Inc. Class A	101,575	8,884
		17,121
Semiconductors & Semiconductor Equipment - 6.4%
Aixtron AG	33,400	1,124
ASML Holding NV (NY Shares)	297,200	10,132
Avago Technologies Ltd.	82,500	1,509
Broadcom Corp. Class A (a)	302,521	9,514
Marvell Technology Group Ltd. (a)	716,938	14,876
Monolithic Power Systems, Inc. (a)	344,314	8,253
Omnivision Technologies, Inc. (a)	80,858	1,175
PMC-Sierra, Inc. (a)	40,000	346
Samsung Electronics Co. Ltd.	2,446	1,676
		48,605
Software - 3.6%
Advent Software, Inc. (a)(c)	10,765	438
AsiaInfo Holdings, Inc. (a)	55,200	1,682
Check Point Software Technologies Ltd. (a)	36,900	1,250
Citrix Systems, Inc. (a)	29,530	1,229
ebix.com, Inc. (a)(c)	30,624	1,495
Informatica Corp. (a)	33,300	861
Nice Systems Ltd. sponsored ADR (a)	116,200	3,607
Red Hat, Inc. (a)	17,600	544
Salesforce.com, Inc. (a)	20,050	1,479
Shanda Games Ltd. sponsored ADR	86,800	884
Solera Holdings, Inc.	119,445	4,301
Sourcefire, Inc. (a)	176,932	4,733
Taleo Corp. Class A (a)	43,963	1,034
VanceInfo Technologies, Inc. ADR (a)	215,535	4,140
		27,677
TOTAL INFORMATION TECHNOLOGY		288,260
MATERIALS - 3.6%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	88,100	7,141
Ecolab, Inc.	40,000	1,783
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	18,200	$ 1,015
The Mosaic Co.	120,400	7,191
		17,130
Metals & Mining - 1.0%
Compass Minerals International, Inc.	46,500	3,124
Consolidated Thompson Iron Mines Ltd. (a)	699,000	4,497
		7,621
Paper & Forest Products - 0.4%
Schweitzer-Mauduit International, Inc.	38,433	2,704
TOTAL MATERIALS		27,455
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	12,600	820
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	70,394	3,042
TOTAL TELECOMMUNICATION SERVICES		3,862
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	888,300	1,608
TOTAL COMMON STOCKS (Cost $700,888)		764,171
Money Market Funds - 2.8%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d) (Cost $21,931)	21,931,016	21,931
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $722,819)		786,102
NET OTHER ASSETS - (2.7)%		(21,031)
NET ASSETS - 100%		$ 765,071
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	54
Total	$ 56
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,999	$ 103,999	$ -	$ -
Consumer Staples	58,616	58,616	-	-
Energy	30,578	30,578	-	-
Financials	75,673	75,673	-	-
Health Care	98,593	98,593	-	-
Industrials	75,527	74,952	575	-
Information Technology	288,260	286,805	1,455	-
Materials	27,455	27,455	-	-
Telecommunication Services	3,862	3,862	-	-
Utilities	1,608	1,608	-	-
Money Market Funds	21,931	21,931	-	-
Total Investments in Securities:	$ 786,102	$ 784,072	$ 2,030	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Bermuda	2.4%
Netherlands	1.6%
Israel	1.6%
Ireland	1.3%
China	1.3%
Netherlands Antilles	1.1%
Denmark	1.1%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $464,109,000 of which $44,168,000, $90,091,000 and $329,850,000 will expire on June 30, 2010, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $338,319,000 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,194) - See accompanying schedule: Unaffiliated issuers (cost $700,888)	$ 764,171
Fidelity Central Funds (cost $21,931)	21,931
Total Investments (cost $722,819)		$ 786,102
Receivable for investments sold		6,097
Receivable for fund shares sold		401
Dividends receivable		280
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		4
Other receivables		55
Total assets		792,956

Liabilities
Payable to custodian bank	$ 469
Payable for investments purchased	1,991
Payable for fund shares redeemed	2,998
Accrued management fee	261
Other affiliated payables	202
Other payables and accrued expenses	33
Collateral on securities loaned, at value	21,931
Total liabilities		27,885

Net Assets		$ 765,071
Net Assets consist of:
Paid in capital		$ 1,475,458
Undistributed net investment income		129
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(773,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,279
Net Assets		$ 765,071
Growth Discovery: Net Asset Value, offering price and redemption price per share ($719,399 ÷ 64,816 shares)		$ 11.10

Class K: Net Asset Value, offering price and redemption price per share ($45,672 ÷ 4,117 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,351
Income from Fidelity Central Funds		56
Total income		3,407

Expenses
Management fee Basic fee	$ 2,249
Performance adjustment	(597)
Transfer agent fees	1,143
Accounting and security lending fees	159
Custodian fees and expenses	44
Independent trustees' compensation	3
Registration fees	19
Audit	31
Legal	6
Interest	1
Miscellaneous	9
Total expenses before reductions	3,067
Expense reductions	(63)	3,004
Net investment income (loss)		403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,186
Capital Gain distributions from Fidelity Central Funds	2
Futures contracts	67
Total net realized gain (loss)		37,255
Change in net unrealized appreciation (depreciation) on: Investment securities	130,479
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		130,476
Net gain (loss)		167,731
Net increase (decrease) in net assets resulting from operations		$ 168,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 403	$ 3,953
Net realized gain (loss)	37,255	(603,150)
Change in net unrealized appreciation (depreciation)	130,476	(67,293)
Net increase (decrease) in net assets resulting from operations	168,134	(666,490)
Distributions to shareholders from net investment income	(2,312)	(8,686)
Distributions to shareholders from net realized gain	(417)	-
Total distributions	(2,729)	(8,686)
Share transactions - net increase (decrease)	(208,594)	(284,372)
Total increase (decrease) in net assets	(43,189)	(959,548)

Net Assets
Beginning of period	808,260	1,767,808
End of period (including undistributed net investment income of $129 and undistributed net investment income of $2,038, respectively)	$ 765,071	$ 808,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 14.61	$ 14.36	$ 11.60	$ 10.70	$ 10.35
Income from Investment Operations
Net investment income (loss)D	-	.04	.09	.07	.12	.16 G
Net realized and unrealized gain (loss)	2.09	(5.54)	.20	2.83	.91	.32
Total from investment operations	2.09	(5.50)	.29	2.90	1.03	.48
Distributions from net investment income	(.03)	(.07)	(.04)	(.12)	(.13)	(.13)
Distributions from net realized gain	(.01)	-	-	(.02)	-	-
Total distributions	(.03)I	(.07)	(.04)	(.14)	(.13)	(.13)
Net asset value, end of period	$ 11.10	$ 9.04	$ 14.61	$ 14.36	$ 11.60	$ 10.70
Total ReturnB, C	23.18%	(37.75)%	1.98%	25.24%	9.67%	4.64%
Ratios to Average Net AssetsE, H
Expenses before reductions	.78%A	.90%	.91%	.81%	.68%	.81%
Expenses net of fee waivers, if any	.77%A	.90%	.91%	.81%	.68%	.81%
Expenses net of all reductions	.76%A	.89%	.90%	.80%	.61%	.70%
Net investment income (loss)	.09%A	.36%	.57%	.55%	1.04%	1.54%G
Supplemental Data
Net assets, end of period (in millions)	$ 719	$ 777	$ 1,768	$ 481	$ 412	$ 459
Portfolio turnover rateF	93%A	166%	150%	199%	184%	229%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss)D	.02	.05	.03
Net realized and unrealized gain (loss)	2.08	(5.53)	(.35)
Total from investment operations	2.10	(5.48)	(.32)
Distributions from net investment income	(.05)	(.09)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)I	(.09)	-
Net asset value, end of period	$ 11.09	$ 9.05	$ 14.62
Total ReturnB, C	23.25%	(37.60)%	(2.14)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.54%A	.67%	.76%A
Expenses net of fee waivers, if any	.54%A	.67%	.76%A
Expenses net of all reductions	.52%A	.67%	.75%A
Net investment income (loss)	.32%A	.59%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,672	$ 30,939	$ 98
Portfolio turnover rateF	93%A	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Discovery and Class K to eligible shareholders of Growth Discovery. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Money Market Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,075
Gross unrealized depreciation	(35,086)
Net unrealized appreciation (depreciation)	$ 54,989

Tax cost	$ 731,113

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 67	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 67	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $67 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $370,574 and $580,747, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 1,131.30
Class K	12.06
	$ 1,143

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,444.45%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $54.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Discovery's operating expenses. During the period, this reimbursement reduced the class' expenses by $8.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Growth Discovery	$ 2,116	$ 8,572
Class K	196	114
Total	$ 2,312	$ 8,686
From net realized gain
Growth Discovery	$ 400	$ -
Class K	17	-
Total	$ 417	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009 A	Year ended June 30, 2009	Six months ended December 31, 2009 A	Year ended June 30, 2009
Growth Discovery
Shares sold	3,125	36,911	$ 31,765	$ 376,591
Conversion to Class K	(1,190)	(3,882)	(11,761)	(42,707)
Reinvestment of distributions	241	682	2,421	8,199
Shares redeemed	(23,350)	(68,724)	(237,817)	(665,146)
Net increase (decrease)	(21,174)	(35,013)	$ (215,392)	$ (323,063)
Class K
Shares sold	383	852	$ 3,953	$ 7,410
Conversion from Growth Discovery	1,190	3,879	11,761	42,707
Reinvestment of distributions	21	13	212	114
Shares redeemed	(896)	(1,332)	(9,129)	(11,540)
Net increase (decrease)	698	3,412	$ 6,797	$ 38,691

A Conversion transactions for Class K and Growth Discovery are for the period July 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Discovery (retail class), as well as the fund's relative investment performance for Fidelity Growth Discovery (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Discovery (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Discovery (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Discovery (retail class) of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Discovery (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 and 2008 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CII-K-USAN-0210
1.863273.101

Fidelity®
Mega Cap Stock
Fund

Semiannual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.11%
Actual		$ 1,000.00	$ 1,235.10	$ 6.25
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.34%
Actual		$ 1,000.00	$ 1,234.30	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.90%
Actual		$ 1,000.00	$ 1,229.90	$ 10.68
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.86%
Actual		$ 1,000.00	$ 1,229.90	$ 10.45
Hypothetical A		$ 1,000.00	$ 1,015.83	$ 9.45
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 1,236.20	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,237.40	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.4	3.3
JPMorgan Chase & Co.	4.0	3.9
Exxon Mobil Corp.	3.8	4.8
Cisco Systems, Inc.	3.7	3.3
Pfizer, Inc.	3.0	3.0
Bank of America Corp.	2.7	3.1
Chevron Corp.	2.6	2.8
Verizon Communications, Inc.	2.4	2.0
Apple, Inc.	2.3	1.7
Johnson & Johnson	2.2	1.9
	31.1
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.7	23.0
Financials	18.9	17.7
Health Care	12.8	13.9
Energy	11.9	12.6
Consumer Discretionary	10.2	7.2
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.4%		Stocks 98.7%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.0%	** Foreign investments	8.4%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
BorgWarner, Inc.	22,500	$ 747,450
Johnson Controls, Inc.	100,500	2,737,620
		3,485,070
Automobiles - 0.7%
Ford Motor Co. (a)	273,600	2,736,000
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	15,700	2,111,964
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	56,100	898,161
McGraw-Hill Companies, Inc.	66,200	2,218,362
Viacom, Inc. Class B (non-vtg.) (a)	40,100	1,192,173
		4,308,696
Multiline Retail - 1.4%
Target Corp.	109,800	5,311,026
Specialty Retail - 5.3%
Best Buy Co., Inc.	67,300	2,655,658
Home Depot, Inc.	176,900	5,117,717
Lowe's Companies, Inc.	273,000	6,385,470
Staples, Inc.	274,543	6,751,012
		20,909,857
TOTAL CONSUMER DISCRETIONARY		38,862,613
CONSUMER STAPLES - 9.8%
Beverages - 1.6%
PepsiCo, Inc.	21,800	1,325,440
The Coca-Cola Co.	83,500	4,759,500
		6,084,940
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	122,300	3,939,283
Wal-Mart Stores, Inc.	112,700	6,023,815
Walgreen Co.	85,000	3,121,200
		13,084,298
Food Products - 1.3%
Danone	42,490	2,605,384
Nestle SA (Reg.)	54,579	2,646,063
		5,251,447
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.7%
Procter & Gamble Co.	108,300	$ 6,566,229
Tobacco - 1.9%
Philip Morris International, Inc.	152,230	7,335,964
TOTAL CONSUMER STAPLES		38,322,878
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	58,900	2,384,272
Halliburton Co.	85,600	2,575,704
Schlumberger Ltd.	26,800	1,744,412
Weatherford International Ltd. (a)	52,800	945,648
		7,650,036
Oil, Gas & Consumable Fuels - 9.9%
BG Group PLC	46,374	840,909
Chevron Corp.	134,300	10,339,757
EOG Resources, Inc.	26,100	2,539,530
Exxon Mobil Corp.	217,171	14,808,890
Imperial Oil Ltd.	20,600	797,217
Marathon Oil Corp.	91,800	2,865,996
Occidental Petroleum Corp.	52,900	4,303,415
Royal Dutch Shell PLC Class A sponsored ADR	38,938	2,340,563
		38,836,277
TOTAL ENERGY		46,486,313
FINANCIALS - 18.5%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	103,900	2,906,083
Charles Schwab Corp.	139,400	2,623,508
Goldman Sachs Group, Inc.	10,700	1,806,588
Morgan Stanley	91,100	2,696,560
Northern Trust Corp.	41,300	2,164,120
State Street Corp.	40,100	1,745,954
		13,942,813
Commercial Banks - 7.8%
BB&T Corp.	69,700	1,768,289
Comerica, Inc.	300	8,871
HSBC Holdings PLC sponsored ADR	13,626	777,908
PNC Financial Services Group, Inc.	114,000	6,018,060
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,552	$ 39,505
U.S. Bancorp, Delaware	219,400	4,938,694
Wells Fargo & Co.	637,353	17,202,159
		30,753,486
Diversified Financial Services - 6.7%
Bank of America Corp.	699,835	10,539,515
JPMorgan Chase & Co.	373,900	15,580,413
		26,119,928
Insurance - 0.2%
Allstate Corp.	27,700	832,108
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	77,600	1,053,032
TOTAL FINANCIALS		72,701,367
HEALTH CARE - 12.8%
Biotechnology - 1.5%
Amgen, Inc. (a)	73,790	4,174,300
Genzyme Corp. (a)	30,500	1,494,805
		5,669,105
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc. (a)	10,200	375,156
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	17,800	1,538,810
Medco Health Solutions, Inc. (a)	42,400	2,709,784
UnitedHealth Group, Inc.	71,200	2,170,176
WellPoint, Inc. (a)	27,500	1,602,975
		8,021,745
Pharmaceuticals - 9.2%
Abbott Laboratories	125,700	6,786,543
Allergan, Inc.	19,900	1,253,899
Johnson & Johnson	130,700	8,418,387
Merck & Co., Inc.	211,500	7,728,210
Pfizer, Inc.	656,900	11,949,011
		36,136,050
TOTAL HEALTH CARE		50,202,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	102,400	$ 4,014,080
Lockheed Martin Corp.	9,600	723,360
Raytheon Co.	21,900	1,128,288
The Boeing Co.	17,200	931,036
		6,796,764
Air Freight & Logistics - 0.7%
TNT NV	20,700	637,156
United Parcel Service, Inc. Class B	38,900	2,231,693
		2,868,849
Electrical Equipment - 0.3%
Emerson Electric Co.	30,000	1,278,000
Industrial Conglomerates - 0.1%
Siemens AG (Reg.)	2,117	194,129
Machinery - 3.3%
Cummins, Inc.	44,500	2,040,770
Deere & Co.	33,600	1,817,424
Ingersoll-Rand Co. Ltd.	163,400	5,839,916
PACCAR, Inc.	85,600	3,104,712
		12,802,822
Road & Rail - 1.0%
Union Pacific Corp.	61,000	3,897,900
TOTAL INDUSTRIALS		27,838,464
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	600,400	14,373,576
Juniper Networks, Inc. (a)	88,200	2,352,294
QUALCOMM, Inc.	161,700	7,480,242
		24,206,112
Computers & Peripherals - 6.5%
Apple, Inc. (a)	43,200	9,109,152
EMC Corp. (a)	203,400	3,553,398
Hewlett-Packard Co.	136,900	7,051,719
International Business Machines Corp.	45,800	5,995,220
		25,709,489
Electronic Equipment & Components - 0.5%
Corning, Inc.	104,200	2,012,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	11,250	$ 6,974,775
IT Services - 1.5%
Accenture PLC Class A	36,900	1,531,350
MasterCard, Inc. Class A	7,000	1,791,860
Visa, Inc. Class A	28,000	2,448,880
		5,772,090
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	86,200	1,201,628
ASML Holding NV (NY Shares)	110,400	3,763,536
Samsung Electronics Co. Ltd.	1,515	1,038,085
Taiwan Semiconductor Manufacturing Co. Ltd.	502,974	1,014,124
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	219,100	2,506,504
Texas Instruments, Inc.	80,900	2,108,254
		11,632,131
Software - 2.3%
Adobe Systems, Inc. (a)	91,100	3,350,658
Autonomy Corp. PLC (a)	50,447	1,231,917
Oracle Corp.	179,800	4,412,292
		8,994,867
TOTAL INFORMATION TECHNOLOGY		85,301,566
MATERIALS - 3.5%
Chemicals - 3.3%
Dow Chemical Co.	147,500	4,075,425
E.I. du Pont de Nemours & Co.	163,218	5,495,550
Monsanto Co.	41,300	3,376,275
		12,947,250
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	19,900	858,486
TOTAL MATERIALS		13,805,736
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	280,500	9,292,965
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	356,800	$ 1,305,888
TOTAL TELECOMMUNICATION SERVICES		10,598,853
UTILITIES - 1.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	42,600	1,482,054
Entergy Corp.	15,000	1,227,600
FirstEnergy Corp.	27,900	1,295,955
		4,005,609
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	51,700	688,127
TOTAL UTILITIES		4,693,736
TOTAL COMMON STOCKS (Cost $375,191,347)		388,813,582
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Bank of America Corp.	114,200	1,703,864
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	11,900	1,119,988
TOTAL PREFERRED STOCKS (Cost $2,797,976)		2,823,852
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $1,998,068)	1,998,068	$ 1,998,068
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $379,987,391)		393,635,502
NET OTHER ASSETS - (0.3)%		(1,327,406)
NET ASSETS - 100%		$ 392,308,096
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105
Fidelity Securities Lending Cash Central Fund	1,899
Total	$ 3,004
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,982,601	$ 39,982,601	$ -	$ -
Consumer Staples	38,322,878	38,322,878	-	-
Energy	46,486,313	46,486,313	-	-
Financials	74,405,231	74,405,231	-	-
Health Care	50,202,056	50,202,056	-	-
Industrials	27,838,464	27,644,335	194,129	-
Information Technology	85,301,566	85,301,566	-	-
Materials	13,805,736	13,805,736	-	-
Telecommunication Services	10,598,853	10,598,853	-	-
Utilities	4,693,736	4,693,736	-	-
Money Market Funds	1,998,068	1,998,068	-	-
Total Investments in Securities:	$ 393,635,502	$ 393,441,373	$ 194,129	$ -
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $88,847,328 all of which will expire on June 30, 2017.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $134,656,655 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $377,989,323)	$ 391,637,434
Fidelity Central Funds (cost $1,998,068)	1,998,068
Total Investments (cost $379,987,391)		$ 393,635,502
Receivable for investments sold		471,075
Receivable for fund shares sold		2,392,024
Dividends receivable		377,102
Distributions receivable from Fidelity Central Funds		837
Prepaid expenses		1,289
Other receivables		32,399
Total assets		396,910,228

Liabilities
Payable for investments purchased	$ 3,604,213
Payable for fund shares redeemed	756,748
Accrued management fee	143,150
Distribution fees payable	1,406
Other affiliated payables	74,197
Other payables and accrued expenses	22,418
Total liabilities		4,602,132

Net Assets		$ 392,308,096
Net Assets consist of:
Paid in capital		$ 600,373,142
Distributions in excess of net investment income		(116,198)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(221,598,368)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,649,520
Net Assets		$ 392,308,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,473,039 ÷ 167,971 shares)	$ 8.77

Maximum offering price per share (100/94.25 of $8.77)	$ 9.31
Class T: Net Asset Value and redemption price per share ($281,658 ÷ 32,051 shares)	$ 8.79

Maximum offering price per share (100/96.50 of $8.79)	$ 9.11
Class B: Net Asset Value and offering price per share ($517,657 ÷ 59,121 shares)A	$ 8.76

Class C: Net Asset Value and offering price per share ($722,552 ÷ 82,673 shares)A	$ 8.74

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($388,204,444 ÷ 44,109,464 shares)	$ 8.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,108,746 ÷ 126,193 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,577,357
Income from Fidelity Central Funds		3,004
Total income		2,580,361

Expenses
Management fee	$ 675,447
Transfer agent fees	361,127
Distribution fees	7,312
Accounting and security lending fees	57,267
Custodian fees and expenses	22,648
Independent trustees' compensation	886
Registration fees	29,880
Audit	24,265
Legal	1,699
Miscellaneous	3,841
Total expenses before reductions	1,184,372
Expense reductions	(36,818)	1,147,554
Net investment income (loss)		1,432,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,597,103
Foreign currency transactions	2,587
Total net realized gain (loss)		15,599,690
Change in net unrealized appreciation (depreciation) on: Investment securities	42,177,027
Assets and liabilities in foreign currencies	849
Total change in net unrealized appreciation (depreciation)		42,177,876
Net gain (loss)		57,777,566
Net increase (decrease) in net assets resulting from operations		$ 59,210,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,432,807	$ 7,804,841
Net realized gain (loss)	15,599,690	(232,162,114)
Change in net unrealized appreciation (depreciation)	42,177,876	46,558,722
Net increase (decrease) in net assets resulting from operations	59,210,373	(177,798,551)
Distributions to shareholders from net investment income	(4,677,007)	(8,071,117)
Distributions to shareholders from net realized gain	-	(1,264,718)
Total distributions	(4,677,007)	(9,335,835)
Share transactions - net increase (decrease)	82,110,270	(225,283,844)
Total increase (decrease) in net assets	136,643,636	(412,418,230)

Net Assets
Beginning of period	255,664,460	668,082,690
End of period (including distributions in excess of net investment income of $116,198 and undistributed net investment income of $3,128,002, respectively)	$ 392,308,096	$ 255,664,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.10	.05
Net realized and unrealized gain (loss)	1.65	(2.65)	(.77)
Total from investment operations	1.68	(2.55)	(.72)
Distributions from net investment income	(.11)	(.12)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.11)	(.14)	-
Net asset value, end of period	$ 8.77	$ 7.20	$ 9.89
Total Return B, C, D	23.51%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.02%A
Expenses net of fee waivers, if any	1.11%A	1.13%	1.02%A
Expenses net of all reductions	1.10%A	1.13%	1.01%A
Net investment income (loss)	.65%A	1.44%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,473	$ 806	$ 106
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.02	.09	.04
Net realized and unrealized gain (loss)	1.66	(2.67)	(.77)
Total from investment operations	1.68	(2.58)	(.73)
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.09)	(.10)	-
Net asset value, end of period	$ 8.79	$ 7.20	$ 9.88
Total ReturnB, C, D	23.43%	(26.21)%	(6.88)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.34%A	1.36%	1.32%A
Expenses net of fee waivers, if any	1.34%A	1.36%	1.32%A
Expenses net of all reductions	1.33%A	1.36%	1.32%A
Net investment income (loss)	.42%A	1.21%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 446	$ 136
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.66	(2.66)	(.76)
Total from investment operations	1.65	(2.61)	(.74)
Distributions from net investment income	(.08)	(.05)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.08)	(.07)	-
Net asset value, end of period	$ 8.76	$ 7.19	$ 9.87
Total ReturnB, C, D	22.99%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.90%A	1.88%	1.73%A
Expenses net of fee waivers, if any	1.90%A	1.88%	1.73%A
Expenses net of all reductions	1.89%A	1.88%	1.73%A
Net investment income (loss)	(.14)%A	.68%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 518	$ 263	$ 107
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	-	.05	.02
Net realized and unrealized gain (loss)	1.64	(2.66)	(.76)
Total from investment operations	1.64	(2.61)	(.74)
Distributions from net investment income	(.06)	(.08)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.06)	(.10)	-
Net asset value, end of period	$ 8.74	$ 7.16	$ 9.87
Total ReturnB, C, D	22.99%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.86%A	1.88%	1.71%A
Expenses net of fee waivers, if any	1.86%A	1.88%	1.71%A
Expenses net of all reductions	1.85%A	1.88%	1.71%A
Net investment income (loss)	(.10)%A	.69%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723	$ 470	$ 98
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24
Income from Investment Operations
Net investment income (loss) D	.04	.13	.14	.09	.05	.14 G
Net realized and unrealized gain (loss)	1.66	(2.67)	(1.60)	1.93	1.21	.02
Total from investment operations	1.70	(2.54)	(1.46)	2.02	1.26	.16
Distributions from net investment income	(.13)	(.12)	(.07)	(.09)	(.06)	(.12)
Distributions from net realized gain	-	(.02)	(.62)	(.18)	(.17)	-
Total distributions	(.13)	(.14)	(.69)	(.27)	(.23)	(.12)
Net asset value, end of period	$ 8.80	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28
Total Return B, C	23.62%	(25.77)%	(12.73)%	20.05%	13.63%	1.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.79%	.75%	.81%	.86%	.84%
Expenses net of fee waivers, if any	.78% A	.78%	.74%	.81%	.86%	.84%
Expenses net of all reductions	.77% A	.78%	.74%	.81%	.82%	.81%
Net investment income (loss)	.98% A	1.78%	1.28%	.79%	.51%	1.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,204	$ 253,164	$ 667,542	$ 205,163	$ 182,834	$ 179,344
Portfolio turnover rate F	102% A	138%	97%	94%	180%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.04	.13	.07
Net realized and unrealized gain (loss)	1.66	(2.67)	(.77)
Total from investment operations	1.70	(2.54)	(.70)
Distributions from net investment income	(.13)	(.13)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.13)	(.15)	-
Net asset value, end of period	$ 8.79	$ 7.22	$ 9.91
Total Return B, C	23.74%	(25.81)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.77%	.70% A
Expenses net of fee waivers, if any	.90% A	.77%	.70% A
Expenses net of all reductions	.90% A	.77%	.70% A
Net investment income (loss)	.86% A	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,109	$ 515	$ 93
Portfolio turnover rate F	102% A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Semiannual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,668,066
Gross unrealized depreciation	(25,321,184)
Net unrealized appreciation (depreciation)	$ 3,346,882

Tax cost	$ 390,288,620

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,775,743 and $151,056,795, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,494	$ -
Class T	.25%	.25%	949	-
Class B	.75%	.25%	1,914	1,444
Class C	.75%	.25%	2,955	1,396
			$ 7,312	$ 2,840

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,589
Class T	95
Class B*	63
Class C*	3
$ 1,750

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,813.30
Class T	551.29
Class B	661.35
Class C	899.30
Mega Cap Stock	355,673.24
Institutional Class	1,530.36
	$ 361,127

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,787 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $653 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,899.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Institutional Class	.90%	$ 17

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,326 for the period.

In addition, FMR voluntarily agreed to reimburse a portion of Mega Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expense by $22,475.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Class A	$ 14,433	$ 5,012
Class T	5,619	1,485
Class B	3,019	634
Class C	3,736	2,462
Mega Cap Stock	4,638,811	8,059,647
Institutional Class	11,389	1,877
Total	$ 4,677,007	$ 8,071,117
From net realized gain
Class A	$ -	$ 291
Class T	-	296
Class B	-	207
Class C	-	292
Mega Cap Stock	-	1,263,444
Institutional Class	-	188
Total	$ -	$ 1,264,718

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009	Year ended June 30, 2009	Six months ended December 31, 2009	Year ended June 30, 2009
Class A
Shares sold	80,175	179,996	$ 665,128	$ 1,218,166
Reinvestment of distributions	1,491	668	12,146	4,811
Shares redeemed	(25,640)	(79,468)	(213,375)	(550,154)
Net increase (decrease)	56,026	101,196	$ 463,899	$ 672,823
Class T
Shares sold	17,182	67,688	$ 140,374	$ 453,514
Reinvestment of distributions	704	225	5,607	1,781
Shares redeemed	(47,752)	(19,734)	(395,891)	(134,514)
Net increase (decrease)	(29,866)	48,179	$ (249,910)	$ 320,781
Class B
Shares sold	32,150	39,683	$ 267,825	$ 264,321
Reinvestment of distributions	377	106	2,999	833
Shares redeemed	(10,010)	(14,012)	(83,296)	(87,905)
Net increase (decrease)	22,517	25,777	$ 187,528	$ 177,249

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2009	Year ended June 30, 2009	Six months ended December 31, 2009	Year ended June 30, 2009
Class C
Shares sold	26,897	85,970	$ 220,006	$ 613,384
Reinvestment of distributions	455	373	3,608	2,753
Shares redeemed	(10,307)	(30,668)	(75,490)	(192,598)
Net increase (decrease)	17,045	55,675	$ 148,124	$ 423,539
Mega Cap Stock
Shares sold	14,423,610	26,819,369	$ 125,022,125	$ 200,402,028
Reinvestment of distributions	528,883	1,015,275	4,344,950	8,283,303
Shares redeemed	(5,871,381)	(60,194,220)	(48,262,668)	(436,019,552)
Net increase (decrease)	9,081,112	(32,359,576)	$ 81,104,407	$ (227,334,221)
Institutional Class
Shares sold	61,013	86,222	$ 505,500	$ 601,754
Reinvestment of distributions	34	172	282	1,400
Shares redeemed	(6,134)	(24,539)	(49,560)	(147,169)
Net increase (decrease)	54,913	61,855	$ 456,222	$ 455,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Mega Cap Stock (retail class), as well as the fund's relative investment performance for Fidelity Mega Cap Stock (retail class) measured against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mega Cap Stock (retail class) of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The Advisor classes of the fund had less than one year of performance as of December 31, 2008.)

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mega Cap Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Mega Cap Stock (retail class) ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

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Semiannual Report

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Fidelity Advisor
Mega Cap Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.11%
Actual		$ 1,000.00	$ 1,235.10	$ 6.25
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.34%
Actual		$ 1,000.00	$ 1,234.30	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.90%
Actual		$ 1,000.00	$ 1,229.90	$ 10.68
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.86%
Actual		$ 1,000.00	$ 1,229.90	$ 10.45
Hypothetical A		$ 1,000.00	$ 1,015.83	$ 9.45
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 1,236.20	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,237.40	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.4	3.3
JPMorgan Chase & Co.	4.0	3.9
Exxon Mobil Corp.	3.8	4.8
Cisco Systems, Inc.	3.7	3.3
Pfizer, Inc.	3.0	3.0
Bank of America Corp.	2.7	3.1
Chevron Corp.	2.6	2.8
Verizon Communications, Inc.	2.4	2.0
Apple, Inc.	2.3	1.7
Johnson & Johnson	2.2	1.9
	31.1
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.7	23.0
Financials	18.9	17.7
Health Care	12.8	13.9
Energy	11.9	12.6
Consumer Discretionary	10.2	7.2
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.4%		Stocks 98.7%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.0%	** Foreign investments	8.4%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
BorgWarner, Inc.	22,500	$ 747,450
Johnson Controls, Inc.	100,500	2,737,620
		3,485,070
Automobiles - 0.7%
Ford Motor Co. (a)	273,600	2,736,000
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	15,700	2,111,964
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	56,100	898,161
McGraw-Hill Companies, Inc.	66,200	2,218,362
Viacom, Inc. Class B (non-vtg.) (a)	40,100	1,192,173
		4,308,696
Multiline Retail - 1.4%
Target Corp.	109,800	5,311,026
Specialty Retail - 5.3%
Best Buy Co., Inc.	67,300	2,655,658
Home Depot, Inc.	176,900	5,117,717
Lowe's Companies, Inc.	273,000	6,385,470
Staples, Inc.	274,543	6,751,012
		20,909,857
TOTAL CONSUMER DISCRETIONARY		38,862,613
CONSUMER STAPLES - 9.8%
Beverages - 1.6%
PepsiCo, Inc.	21,800	1,325,440
The Coca-Cola Co.	83,500	4,759,500
		6,084,940
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	122,300	3,939,283
Wal-Mart Stores, Inc.	112,700	6,023,815
Walgreen Co.	85,000	3,121,200
		13,084,298
Food Products - 1.3%
Danone	42,490	2,605,384
Nestle SA (Reg.)	54,579	2,646,063
		5,251,447
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.7%
Procter & Gamble Co.	108,300	$ 6,566,229
Tobacco - 1.9%
Philip Morris International, Inc.	152,230	7,335,964
TOTAL CONSUMER STAPLES		38,322,878
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	58,900	2,384,272
Halliburton Co.	85,600	2,575,704
Schlumberger Ltd.	26,800	1,744,412
Weatherford International Ltd. (a)	52,800	945,648
		7,650,036
Oil, Gas & Consumable Fuels - 9.9%
BG Group PLC	46,374	840,909
Chevron Corp.	134,300	10,339,757
EOG Resources, Inc.	26,100	2,539,530
Exxon Mobil Corp.	217,171	14,808,890
Imperial Oil Ltd.	20,600	797,217
Marathon Oil Corp.	91,800	2,865,996
Occidental Petroleum Corp.	52,900	4,303,415
Royal Dutch Shell PLC Class A sponsored ADR	38,938	2,340,563
		38,836,277
TOTAL ENERGY		46,486,313
FINANCIALS - 18.5%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	103,900	2,906,083
Charles Schwab Corp.	139,400	2,623,508
Goldman Sachs Group, Inc.	10,700	1,806,588
Morgan Stanley	91,100	2,696,560
Northern Trust Corp.	41,300	2,164,120
State Street Corp.	40,100	1,745,954
		13,942,813
Commercial Banks - 7.8%
BB&T Corp.	69,700	1,768,289
Comerica, Inc.	300	8,871
HSBC Holdings PLC sponsored ADR	13,626	777,908
PNC Financial Services Group, Inc.	114,000	6,018,060
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,552	$ 39,505
U.S. Bancorp, Delaware	219,400	4,938,694
Wells Fargo & Co.	637,353	17,202,159
		30,753,486
Diversified Financial Services - 6.7%
Bank of America Corp.	699,835	10,539,515
JPMorgan Chase & Co.	373,900	15,580,413
		26,119,928
Insurance - 0.2%
Allstate Corp.	27,700	832,108
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	77,600	1,053,032
TOTAL FINANCIALS		72,701,367
HEALTH CARE - 12.8%
Biotechnology - 1.5%
Amgen, Inc. (a)	73,790	4,174,300
Genzyme Corp. (a)	30,500	1,494,805
		5,669,105
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc. (a)	10,200	375,156
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	17,800	1,538,810
Medco Health Solutions, Inc. (a)	42,400	2,709,784
UnitedHealth Group, Inc.	71,200	2,170,176
WellPoint, Inc. (a)	27,500	1,602,975
		8,021,745
Pharmaceuticals - 9.2%
Abbott Laboratories	125,700	6,786,543
Allergan, Inc.	19,900	1,253,899
Johnson & Johnson	130,700	8,418,387
Merck & Co., Inc.	211,500	7,728,210
Pfizer, Inc.	656,900	11,949,011
		36,136,050
TOTAL HEALTH CARE		50,202,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	102,400	$ 4,014,080
Lockheed Martin Corp.	9,600	723,360
Raytheon Co.	21,900	1,128,288
The Boeing Co.	17,200	931,036
		6,796,764
Air Freight & Logistics - 0.7%
TNT NV	20,700	637,156
United Parcel Service, Inc. Class B	38,900	2,231,693
		2,868,849
Electrical Equipment - 0.3%
Emerson Electric Co.	30,000	1,278,000
Industrial Conglomerates - 0.1%
Siemens AG (Reg.)	2,117	194,129
Machinery - 3.3%
Cummins, Inc.	44,500	2,040,770
Deere & Co.	33,600	1,817,424
Ingersoll-Rand Co. Ltd.	163,400	5,839,916
PACCAR, Inc.	85,600	3,104,712
		12,802,822
Road & Rail - 1.0%
Union Pacific Corp.	61,000	3,897,900
TOTAL INDUSTRIALS		27,838,464
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	600,400	14,373,576
Juniper Networks, Inc. (a)	88,200	2,352,294
QUALCOMM, Inc.	161,700	7,480,242
		24,206,112
Computers & Peripherals - 6.5%
Apple, Inc. (a)	43,200	9,109,152
EMC Corp. (a)	203,400	3,553,398
Hewlett-Packard Co.	136,900	7,051,719
International Business Machines Corp.	45,800	5,995,220
		25,709,489
Electronic Equipment & Components - 0.5%
Corning, Inc.	104,200	2,012,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	11,250	$ 6,974,775
IT Services - 1.5%
Accenture PLC Class A	36,900	1,531,350
MasterCard, Inc. Class A	7,000	1,791,860
Visa, Inc. Class A	28,000	2,448,880
		5,772,090
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	86,200	1,201,628
ASML Holding NV (NY Shares)	110,400	3,763,536
Samsung Electronics Co. Ltd.	1,515	1,038,085
Taiwan Semiconductor Manufacturing Co. Ltd.	502,974	1,014,124
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	219,100	2,506,504
Texas Instruments, Inc.	80,900	2,108,254
		11,632,131
Software - 2.3%
Adobe Systems, Inc. (a)	91,100	3,350,658
Autonomy Corp. PLC (a)	50,447	1,231,917
Oracle Corp.	179,800	4,412,292
		8,994,867
TOTAL INFORMATION TECHNOLOGY		85,301,566
MATERIALS - 3.5%
Chemicals - 3.3%
Dow Chemical Co.	147,500	4,075,425
E.I. du Pont de Nemours & Co.	163,218	5,495,550
Monsanto Co.	41,300	3,376,275
		12,947,250
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	19,900	858,486
TOTAL MATERIALS		13,805,736
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	280,500	9,292,965
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	356,800	$ 1,305,888
TOTAL TELECOMMUNICATION SERVICES		10,598,853
UTILITIES - 1.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	42,600	1,482,054
Entergy Corp.	15,000	1,227,600
FirstEnergy Corp.	27,900	1,295,955
		4,005,609
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	51,700	688,127
TOTAL UTILITIES		4,693,736
TOTAL COMMON STOCKS (Cost $375,191,347)		388,813,582
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Bank of America Corp.	114,200	1,703,864
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	11,900	1,119,988
TOTAL PREFERRED STOCKS (Cost $2,797,976)		2,823,852
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $1,998,068)	1,998,068	$ 1,998,068
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $379,987,391)		393,635,502
NET OTHER ASSETS - (0.3)%		(1,327,406)
NET ASSETS - 100%		$ 392,308,096
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105
Fidelity Securities Lending Cash Central Fund	1,899
Total	$ 3,004
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,982,601	$ 39,982,601	$ -	$ -
Consumer Staples	38,322,878	38,322,878	-	-
Energy	46,486,313	46,486,313	-	-
Financials	74,405,231	74,405,231	-	-
Health Care	50,202,056	50,202,056	-	-
Industrials	27,838,464	27,644,335	194,129	-
Information Technology	85,301,566	85,301,566	-	-
Materials	13,805,736	13,805,736	-	-
Telecommunication Services	10,598,853	10,598,853	-	-
Utilities	4,693,736	4,693,736	-	-
Money Market Funds	1,998,068	1,998,068	-	-
Total Investments in Securities:	$ 393,635,502	$ 393,441,373	$ 194,129	$ -
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $88,847,328 all of which will expire on June 30, 2017.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $134,656,655 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $377,989,323)	$ 391,637,434
Fidelity Central Funds (cost $1,998,068)	1,998,068
Total Investments (cost $379,987,391)		$ 393,635,502
Receivable for investments sold		471,075
Receivable for fund shares sold		2,392,024
Dividends receivable		377,102
Distributions receivable from Fidelity Central Funds		837
Prepaid expenses		1,289
Other receivables		32,399
Total assets		396,910,228

Liabilities
Payable for investments purchased	$ 3,604,213
Payable for fund shares redeemed	756,748
Accrued management fee	143,150
Distribution fees payable	1,406
Other affiliated payables	74,197
Other payables and accrued expenses	22,418
Total liabilities		4,602,132

Net Assets		$ 392,308,096
Net Assets consist of:
Paid in capital		$ 600,373,142
Distributions in excess of net investment income		(116,198)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(221,598,368)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,649,520
Net Assets		$ 392,308,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,473,039 ÷ 167,971 shares)	$ 8.77

Maximum offering price per share (100/94.25 of $8.77)	$ 9.31
Class T: Net Asset Value and redemption price per share ($281,658 ÷ 32,051 shares)	$ 8.79

Maximum offering price per share (100/96.50 of $8.79)	$ 9.11
Class B: Net Asset Value and offering price per share ($517,657 ÷ 59,121 shares)A	$ 8.76

Class C: Net Asset Value and offering price per share ($722,552 ÷ 82,673 shares)A	$ 8.74

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($388,204,444 ÷ 44,109,464 shares)	$ 8.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,108,746 ÷ 126,193 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,577,357
Income from Fidelity Central Funds		3,004
Total income		2,580,361

Expenses
Management fee	$ 675,447
Transfer agent fees	361,127
Distribution fees	7,312
Accounting and security lending fees	57,267
Custodian fees and expenses	22,648
Independent trustees' compensation	886
Registration fees	29,880
Audit	24,265
Legal	1,699
Miscellaneous	3,841
Total expenses before reductions	1,184,372
Expense reductions	(36,818)	1,147,554
Net investment income (loss)		1,432,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,597,103
Foreign currency transactions	2,587
Total net realized gain (loss)		15,599,690
Change in net unrealized appreciation (depreciation) on: Investment securities	42,177,027
Assets and liabilities in foreign currencies	849
Total change in net unrealized appreciation (depreciation)		42,177,876
Net gain (loss)		57,777,566
Net increase (decrease) in net assets resulting from operations		$ 59,210,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,432,807	$ 7,804,841
Net realized gain (loss)	15,599,690	(232,162,114)
Change in net unrealized appreciation (depreciation)	42,177,876	46,558,722
Net increase (decrease) in net assets resulting from operations	59,210,373	(177,798,551)
Distributions to shareholders from net investment income	(4,677,007)	(8,071,117)
Distributions to shareholders from net realized gain	-	(1,264,718)
Total distributions	(4,677,007)	(9,335,835)
Share transactions - net increase (decrease)	82,110,270	(225,283,844)
Total increase (decrease) in net assets	136,643,636	(412,418,230)

Net Assets
Beginning of period	255,664,460	668,082,690
End of period (including distributions in excess of net investment income of $116,198 and undistributed net investment income of $3,128,002, respectively)	$ 392,308,096	$ 255,664,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.10	.05
Net realized and unrealized gain (loss)	1.65	(2.65)	(.77)
Total from investment operations	1.68	(2.55)	(.72)
Distributions from net investment income	(.11)	(.12)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.11)	(.14)	-
Net asset value, end of period	$ 8.77	$ 7.20	$ 9.89
Total Return B, C, D	23.51%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.02%A
Expenses net of fee waivers, if any	1.11%A	1.13%	1.02%A
Expenses net of all reductions	1.10%A	1.13%	1.01%A
Net investment income (loss)	.65%A	1.44%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,473	$ 806	$ 106
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.02	.09	.04
Net realized and unrealized gain (loss)	1.66	(2.67)	(.77)
Total from investment operations	1.68	(2.58)	(.73)
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.09)	(.10)	-
Net asset value, end of period	$ 8.79	$ 7.20	$ 9.88
Total ReturnB, C, D	23.43%	(26.21)%	(6.88)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.34%A	1.36%	1.32%A
Expenses net of fee waivers, if any	1.34%A	1.36%	1.32%A
Expenses net of all reductions	1.33%A	1.36%	1.32%A
Net investment income (loss)	.42%A	1.21%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 446	$ 136
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.66	(2.66)	(.76)
Total from investment operations	1.65	(2.61)	(.74)
Distributions from net investment income	(.08)	(.05)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.08)	(.07)	-
Net asset value, end of period	$ 8.76	$ 7.19	$ 9.87
Total ReturnB, C, D	22.99%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.90%A	1.88%	1.73%A
Expenses net of fee waivers, if any	1.90%A	1.88%	1.73%A
Expenses net of all reductions	1.89%A	1.88%	1.73%A
Net investment income (loss)	(.14)%A	.68%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 518	$ 263	$ 107
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	-	.05	.02
Net realized and unrealized gain (loss)	1.64	(2.66)	(.76)
Total from investment operations	1.64	(2.61)	(.74)
Distributions from net investment income	(.06)	(.08)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.06)	(.10)	-
Net asset value, end of period	$ 8.74	$ 7.16	$ 9.87
Total ReturnB, C, D	22.99%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.86%A	1.88%	1.71%A
Expenses net of fee waivers, if any	1.86%A	1.88%	1.71%A
Expenses net of all reductions	1.85%A	1.88%	1.71%A
Net investment income (loss)	(.10)%A	.69%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723	$ 470	$ 98
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24
Income from Investment Operations
Net investment income (loss) D	.04	.13	.14	.09	.05	.14 G
Net realized and unrealized gain (loss)	1.66	(2.67)	(1.60)	1.93	1.21	.02
Total from investment operations	1.70	(2.54)	(1.46)	2.02	1.26	.16
Distributions from net investment income	(.13)	(.12)	(.07)	(.09)	(.06)	(.12)
Distributions from net realized gain	-	(.02)	(.62)	(.18)	(.17)	-
Total distributions	(.13)	(.14)	(.69)	(.27)	(.23)	(.12)
Net asset value, end of period	$ 8.80	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28
Total Return B, C	23.62%	(25.77)%	(12.73)%	20.05%	13.63%	1.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.79%	.75%	.81%	.86%	.84%
Expenses net of fee waivers, if any	.78% A	.78%	.74%	.81%	.86%	.84%
Expenses net of all reductions	.77% A	.78%	.74%	.81%	.82%	.81%
Net investment income (loss)	.98% A	1.78%	1.28%	.79%	.51%	1.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,204	$ 253,164	$ 667,542	$ 205,163	$ 182,834	$ 179,344
Portfolio turnover rate F	102% A	138%	97%	94%	180%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.04	.13	.07
Net realized and unrealized gain (loss)	1.66	(2.67)	(.77)
Total from investment operations	1.70	(2.54)	(.70)
Distributions from net investment income	(.13)	(.13)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.13)	(.15)	-
Net asset value, end of period	$ 8.79	$ 7.22	$ 9.91
Total Return B, C	23.74%	(25.81)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.77%	.70% A
Expenses net of fee waivers, if any	.90% A	.77%	.70% A
Expenses net of all reductions	.90% A	.77%	.70% A
Net investment income (loss)	.86% A	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,109	$ 515	$ 93
Portfolio turnover rate F	102% A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,668,066
Gross unrealized depreciation	(25,321,184)
Net unrealized appreciation (depreciation)	$ 3,346,882

Tax cost	$ 390,288,620

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,775,743 and $151,056,795, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,494	$ -
Class T	.25%	.25%	949	-
Class B	.75%	.25%	1,914	1,444
Class C	.75%	.25%	2,955	1,396
			$ 7,312	$ 2,840

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,589
Class T	95
Class B*	63
Class C*	3
$ 1,750

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,813.30
Class T	551.29
Class B	661.35
Class C	899.30
Mega Cap Stock	355,673.24
Institutional Class	1,530.36
	$ 361,127

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,787 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $653 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,899.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Institutional Class	.90%	$ 17

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,326 for the period.

In addition, FMR voluntarily agreed to reimburse a portion of Mega Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expense by $22,475.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Class A	$ 14,433	$ 5,012
Class T	5,619	1,485
Class B	3,019	634
Class C	3,736	2,462
Mega Cap Stock	4,638,811	8,059,647
Institutional Class	11,389	1,877
Total	$ 4,677,007	$ 8,071,117
From net realized gain
Class A	$ -	$ 291
Class T	-	296
Class B	-	207
Class C	-	292
Mega Cap Stock	-	1,263,444
Institutional Class	-	188
Total	$ -	$ 1,264,718

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009	Year ended June 30, 2009	Six months ended December 31, 2009	Year ended June 30, 2009
Class A
Shares sold	80,175	179,996	$ 665,128	$ 1,218,166
Reinvestment of distributions	1,491	668	12,146	4,811
Shares redeemed	(25,640)	(79,468)	(213,375)	(550,154)
Net increase (decrease)	56,026	101,196	$ 463,899	$ 672,823
Class T
Shares sold	17,182	67,688	$ 140,374	$ 453,514
Reinvestment of distributions	704	225	5,607	1,781
Shares redeemed	(47,752)	(19,734)	(395,891)	(134,514)
Net increase (decrease)	(29,866)	48,179	$ (249,910)	$ 320,781
Class B
Shares sold	32,150	39,683	$ 267,825	$ 264,321
Reinvestment of distributions	377	106	2,999	833
Shares redeemed	(10,010)	(14,012)	(83,296)	(87,905)
Net increase (decrease)	22,517	25,777	$ 187,528	$ 177,249

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2009	Year ended June 30, 2009	Six months ended December 31, 2009	Year ended June 30, 2009
Class C
Shares sold	26,897	85,970	$ 220,006	$ 613,384
Reinvestment of distributions	455	373	3,608	2,753
Shares redeemed	(10,307)	(30,668)	(75,490)	(192,598)
Net increase (decrease)	17,045	55,675	$ 148,124	$ 423,539
Mega Cap Stock
Shares sold	14,423,610	26,819,369	$ 125,022,125	$ 200,402,028
Reinvestment of distributions	528,883	1,015,275	4,344,950	8,283,303
Shares redeemed	(5,871,381)	(60,194,220)	(48,262,668)	(436,019,552)
Net increase (decrease)	9,081,112	(32,359,576)	$ 81,104,407	$ (227,334,221)
Institutional Class
Shares sold	61,013	86,222	$ 505,500	$ 601,754
Reinvestment of distributions	34	172	282	1,400
Shares redeemed	(6,134)	(24,539)	(49,560)	(147,169)
Net increase (decrease)	54,913	61,855	$ 456,222	$ 455,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Mega Cap Stock (retail class), as well as the fund's relative investment performance for Fidelity Mega Cap Stock (retail class) measured against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mega Cap Stock (retail class) of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The Advisor classes of the fund had less than one year of performance as of December 31, 2008.)

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mega Cap Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Mega Cap Stock (retail class) ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGII-USAN-0210
1.855229.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Mega Cap Stock
Fund - Institutional Class

Semiannual Report

December 31, 2009

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	1.11%
Actual		$ 1,000.00	$ 1,235.10	$ 6.25
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.34%
Actual		$ 1,000.00	$ 1,234.30	$ 7.55
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.90%
Actual		$ 1,000.00	$ 1,229.90	$ 10.68
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.86%
Actual		$ 1,000.00	$ 1,229.90	$ 10.45
Hypothetical A		$ 1,000.00	$ 1,015.83	$ 9.45
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 1,236.20	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,237.40	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.4	3.3
JPMorgan Chase & Co.	4.0	3.9
Exxon Mobil Corp.	3.8	4.8
Cisco Systems, Inc.	3.7	3.3
Pfizer, Inc.	3.0	3.0
Bank of America Corp.	2.7	3.1
Chevron Corp.	2.6	2.8
Verizon Communications, Inc.	2.4	2.0
Apple, Inc.	2.3	1.7
Johnson & Johnson	2.2	1.9
	31.1
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.7	23.0
Financials	18.9	17.7
Health Care	12.8	13.9
Energy	11.9	12.6
Consumer Discretionary	10.2	7.2
Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Stocks 99.4%		Stocks 98.7%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.0%	** Foreign investments	8.4%

Semiannual Report

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
BorgWarner, Inc.	22,500	$ 747,450
Johnson Controls, Inc.	100,500	2,737,620
		3,485,070
Automobiles - 0.7%
Ford Motor Co. (a)	273,600	2,736,000
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	15,700	2,111,964
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	56,100	898,161
McGraw-Hill Companies, Inc.	66,200	2,218,362
Viacom, Inc. Class B (non-vtg.) (a)	40,100	1,192,173
		4,308,696
Multiline Retail - 1.4%
Target Corp.	109,800	5,311,026
Specialty Retail - 5.3%
Best Buy Co., Inc.	67,300	2,655,658
Home Depot, Inc.	176,900	5,117,717
Lowe's Companies, Inc.	273,000	6,385,470
Staples, Inc.	274,543	6,751,012
		20,909,857
TOTAL CONSUMER DISCRETIONARY		38,862,613
CONSUMER STAPLES - 9.8%
Beverages - 1.6%
PepsiCo, Inc.	21,800	1,325,440
The Coca-Cola Co.	83,500	4,759,500
		6,084,940
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	122,300	3,939,283
Wal-Mart Stores, Inc.	112,700	6,023,815
Walgreen Co.	85,000	3,121,200
		13,084,298
Food Products - 1.3%
Danone	42,490	2,605,384
Nestle SA (Reg.)	54,579	2,646,063
		5,251,447
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.7%
Procter & Gamble Co.	108,300	$ 6,566,229
Tobacco - 1.9%
Philip Morris International, Inc.	152,230	7,335,964
TOTAL CONSUMER STAPLES		38,322,878
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	58,900	2,384,272
Halliburton Co.	85,600	2,575,704
Schlumberger Ltd.	26,800	1,744,412
Weatherford International Ltd. (a)	52,800	945,648
		7,650,036
Oil, Gas & Consumable Fuels - 9.9%
BG Group PLC	46,374	840,909
Chevron Corp.	134,300	10,339,757
EOG Resources, Inc.	26,100	2,539,530
Exxon Mobil Corp.	217,171	14,808,890
Imperial Oil Ltd.	20,600	797,217
Marathon Oil Corp.	91,800	2,865,996
Occidental Petroleum Corp.	52,900	4,303,415
Royal Dutch Shell PLC Class A sponsored ADR	38,938	2,340,563
		38,836,277
TOTAL ENERGY		46,486,313
FINANCIALS - 18.5%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	103,900	2,906,083
Charles Schwab Corp.	139,400	2,623,508
Goldman Sachs Group, Inc.	10,700	1,806,588
Morgan Stanley	91,100	2,696,560
Northern Trust Corp.	41,300	2,164,120
State Street Corp.	40,100	1,745,954
		13,942,813
Commercial Banks - 7.8%
BB&T Corp.	69,700	1,768,289
Comerica, Inc.	300	8,871
HSBC Holdings PLC sponsored ADR	13,626	777,908
PNC Financial Services Group, Inc.	114,000	6,018,060
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	1,552	$ 39,505
U.S. Bancorp, Delaware	219,400	4,938,694
Wells Fargo & Co.	637,353	17,202,159
		30,753,486
Diversified Financial Services - 6.7%
Bank of America Corp.	699,835	10,539,515
JPMorgan Chase & Co.	373,900	15,580,413
		26,119,928
Insurance - 0.2%
Allstate Corp.	27,700	832,108
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	77,600	1,053,032
TOTAL FINANCIALS		72,701,367
HEALTH CARE - 12.8%
Biotechnology - 1.5%
Amgen, Inc. (a)	73,790	4,174,300
Genzyme Corp. (a)	30,500	1,494,805
		5,669,105
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc. (a)	10,200	375,156
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	17,800	1,538,810
Medco Health Solutions, Inc. (a)	42,400	2,709,784
UnitedHealth Group, Inc.	71,200	2,170,176
WellPoint, Inc. (a)	27,500	1,602,975
		8,021,745
Pharmaceuticals - 9.2%
Abbott Laboratories	125,700	6,786,543
Allergan, Inc.	19,900	1,253,899
Johnson & Johnson	130,700	8,418,387
Merck & Co., Inc.	211,500	7,728,210
Pfizer, Inc.	656,900	11,949,011
		36,136,050
TOTAL HEALTH CARE		50,202,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	102,400	$ 4,014,080
Lockheed Martin Corp.	9,600	723,360
Raytheon Co.	21,900	1,128,288
The Boeing Co.	17,200	931,036
		6,796,764
Air Freight & Logistics - 0.7%
TNT NV	20,700	637,156
United Parcel Service, Inc. Class B	38,900	2,231,693
		2,868,849
Electrical Equipment - 0.3%
Emerson Electric Co.	30,000	1,278,000
Industrial Conglomerates - 0.1%
Siemens AG (Reg.)	2,117	194,129
Machinery - 3.3%
Cummins, Inc.	44,500	2,040,770
Deere & Co.	33,600	1,817,424
Ingersoll-Rand Co. Ltd.	163,400	5,839,916
PACCAR, Inc.	85,600	3,104,712
		12,802,822
Road & Rail - 1.0%
Union Pacific Corp.	61,000	3,897,900
TOTAL INDUSTRIALS		27,838,464
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	600,400	14,373,576
Juniper Networks, Inc. (a)	88,200	2,352,294
QUALCOMM, Inc.	161,700	7,480,242
		24,206,112
Computers & Peripherals - 6.5%
Apple, Inc. (a)	43,200	9,109,152
EMC Corp. (a)	203,400	3,553,398
Hewlett-Packard Co.	136,900	7,051,719
International Business Machines Corp.	45,800	5,995,220
		25,709,489
Electronic Equipment & Components - 0.5%
Corning, Inc.	104,200	2,012,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	11,250	$ 6,974,775
IT Services - 1.5%
Accenture PLC Class A	36,900	1,531,350
MasterCard, Inc. Class A	7,000	1,791,860
Visa, Inc. Class A	28,000	2,448,880
		5,772,090
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	86,200	1,201,628
ASML Holding NV (NY Shares)	110,400	3,763,536
Samsung Electronics Co. Ltd.	1,515	1,038,085
Taiwan Semiconductor Manufacturing Co. Ltd.	502,974	1,014,124
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	219,100	2,506,504
Texas Instruments, Inc.	80,900	2,108,254
		11,632,131
Software - 2.3%
Adobe Systems, Inc. (a)	91,100	3,350,658
Autonomy Corp. PLC (a)	50,447	1,231,917
Oracle Corp.	179,800	4,412,292
		8,994,867
TOTAL INFORMATION TECHNOLOGY		85,301,566
MATERIALS - 3.5%
Chemicals - 3.3%
Dow Chemical Co.	147,500	4,075,425
E.I. du Pont de Nemours & Co.	163,218	5,495,550
Monsanto Co.	41,300	3,376,275
		12,947,250
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	19,900	858,486
TOTAL MATERIALS		13,805,736
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	280,500	9,292,965
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	356,800	$ 1,305,888
TOTAL TELECOMMUNICATION SERVICES		10,598,853
UTILITIES - 1.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	42,600	1,482,054
Entergy Corp.	15,000	1,227,600
FirstEnergy Corp.	27,900	1,295,955
		4,005,609
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	51,700	688,127
TOTAL UTILITIES		4,693,736
TOTAL COMMON STOCKS (Cost $375,191,347)		388,813,582
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Bank of America Corp.	114,200	1,703,864
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	11,900	1,119,988
TOTAL PREFERRED STOCKS (Cost $2,797,976)		2,823,852
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $1,998,068)	1,998,068	$ 1,998,068
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $379,987,391)		393,635,502
NET OTHER ASSETS - (0.3)%		(1,327,406)
NET ASSETS - 100%		$ 392,308,096
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105
Fidelity Securities Lending Cash Central Fund	1,899
Total	$ 3,004
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,982,601	$ 39,982,601	$ -	$ -
Consumer Staples	38,322,878	38,322,878	-	-
Energy	46,486,313	46,486,313	-	-
Financials	74,405,231	74,405,231	-	-
Health Care	50,202,056	50,202,056	-	-
Industrials	27,838,464	27,644,335	194,129	-
Information Technology	85,301,566	85,301,566	-	-
Materials	13,805,736	13,805,736	-	-
Telecommunication Services	10,598,853	10,598,853	-	-
Utilities	4,693,736	4,693,736	-	-
Money Market Funds	1,998,068	1,998,068	-	-
Total Investments in Securities:	$ 393,635,502	$ 393,441,373	$ 194,129	$ -
Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $88,847,328 all of which will expire on June 30, 2017.
The fund intends to elect to defer to its fiscal year ending June 30, 2010 approximately $134,656,655 of losses recognized during the period November 1, 2008 to June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $377,989,323)	$ 391,637,434
Fidelity Central Funds (cost $1,998,068)	1,998,068
Total Investments (cost $379,987,391)		$ 393,635,502
Receivable for investments sold		471,075
Receivable for fund shares sold		2,392,024
Dividends receivable		377,102
Distributions receivable from Fidelity Central Funds		837
Prepaid expenses		1,289
Other receivables		32,399
Total assets		396,910,228

Liabilities
Payable for investments purchased	$ 3,604,213
Payable for fund shares redeemed	756,748
Accrued management fee	143,150
Distribution fees payable	1,406
Other affiliated payables	74,197
Other payables and accrued expenses	22,418
Total liabilities		4,602,132

Net Assets		$ 392,308,096
Net Assets consist of:
Paid in capital		$ 600,373,142
Distributions in excess of net investment income		(116,198)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(221,598,368)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,649,520
Net Assets		$ 392,308,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,473,039 ÷ 167,971 shares)	$ 8.77

Maximum offering price per share (100/94.25 of $8.77)	$ 9.31
Class T: Net Asset Value and redemption price per share ($281,658 ÷ 32,051 shares)	$ 8.79

Maximum offering price per share (100/96.50 of $8.79)	$ 9.11
Class B: Net Asset Value and offering price per share ($517,657 ÷ 59,121 shares)A	$ 8.76

Class C: Net Asset Value and offering price per share ($722,552 ÷ 82,673 shares)A	$ 8.74

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($388,204,444 ÷ 44,109,464 shares)	$ 8.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,108,746 ÷ 126,193 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,577,357
Income from Fidelity Central Funds		3,004
Total income		2,580,361

Expenses
Management fee	$ 675,447
Transfer agent fees	361,127
Distribution fees	7,312
Accounting and security lending fees	57,267
Custodian fees and expenses	22,648
Independent trustees' compensation	886
Registration fees	29,880
Audit	24,265
Legal	1,699
Miscellaneous	3,841
Total expenses before reductions	1,184,372
Expense reductions	(36,818)	1,147,554
Net investment income (loss)		1,432,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,597,103
Foreign currency transactions	2,587
Total net realized gain (loss)		15,599,690
Change in net unrealized appreciation (depreciation) on: Investment securities	42,177,027
Assets and liabilities in foreign currencies	849
Total change in net unrealized appreciation (depreciation)		42,177,876
Net gain (loss)		57,777,566
Net increase (decrease) in net assets resulting from operations		$ 59,210,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,432,807	$ 7,804,841
Net realized gain (loss)	15,599,690	(232,162,114)
Change in net unrealized appreciation (depreciation)	42,177,876	46,558,722
Net increase (decrease) in net assets resulting from operations	59,210,373	(177,798,551)
Distributions to shareholders from net investment income	(4,677,007)	(8,071,117)
Distributions to shareholders from net realized gain	-	(1,264,718)
Total distributions	(4,677,007)	(9,335,835)
Share transactions - net increase (decrease)	82,110,270	(225,283,844)
Total increase (decrease) in net assets	136,643,636	(412,418,230)

Net Assets
Beginning of period	255,664,460	668,082,690
End of period (including distributions in excess of net investment income of $116,198 and undistributed net investment income of $3,128,002, respectively)	$ 392,308,096	$ 255,664,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.10	.05
Net realized and unrealized gain (loss)	1.65	(2.65)	(.77)
Total from investment operations	1.68	(2.55)	(.72)
Distributions from net investment income	(.11)	(.12)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.11)	(.14)	-
Net asset value, end of period	$ 8.77	$ 7.20	$ 9.89
Total Return B, C, D	23.51%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.02%A
Expenses net of fee waivers, if any	1.11%A	1.13%	1.02%A
Expenses net of all reductions	1.10%A	1.13%	1.01%A
Net investment income (loss)	.65%A	1.44%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,473	$ 806	$ 106
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.02	.09	.04
Net realized and unrealized gain (loss)	1.66	(2.67)	(.77)
Total from investment operations	1.68	(2.58)	(.73)
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.09)	(.10)	-
Net asset value, end of period	$ 8.79	$ 7.20	$ 9.88
Total ReturnB, C, D	23.43%	(26.21)%	(6.88)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.34%A	1.36%	1.32%A
Expenses net of fee waivers, if any	1.34%A	1.36%	1.32%A
Expenses net of all reductions	1.33%A	1.36%	1.32%A
Net investment income (loss)	.42%A	1.21%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 446	$ 136
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.66	(2.66)	(.76)
Total from investment operations	1.65	(2.61)	(.74)
Distributions from net investment income	(.08)	(.05)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.08)	(.07)	-
Net asset value, end of period	$ 8.76	$ 7.19	$ 9.87
Total ReturnB, C, D	22.99%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.90%A	1.88%	1.73%A
Expenses net of fee waivers, if any	1.90%A	1.88%	1.73%A
Expenses net of all reductions	1.89%A	1.88%	1.73%A
Net investment income (loss)	(.14)%A	.68%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 518	$ 263	$ 107
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss)E	-	.05	.02
Net realized and unrealized gain (loss)	1.64	(2.66)	(.76)
Total from investment operations	1.64	(2.61)	(.74)
Distributions from net investment income	(.06)	(.08)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.06)	(.10)	-
Net asset value, end of period	$ 8.74	$ 7.16	$ 9.87
Total ReturnB, C, D	22.99%	(26.56)%	(6.97)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.86%A	1.88%	1.71%A
Expenses net of fee waivers, if any	1.86%A	1.88%	1.71%A
Expenses net of all reductions	1.85%A	1.88%	1.71%A
Net investment income (loss)	(.10)%A	.69%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 723	$ 470	$ 98
Portfolio turnover rate G	102%A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24
Income from Investment Operations
Net investment income (loss) D	.04	.13	.14	.09	.05	.14 G
Net realized and unrealized gain (loss)	1.66	(2.67)	(1.60)	1.93	1.21	.02
Total from investment operations	1.70	(2.54)	(1.46)	2.02	1.26	.16
Distributions from net investment income	(.13)	(.12)	(.07)	(.09)	(.06)	(.12)
Distributions from net realized gain	-	(.02)	(.62)	(.18)	(.17)	-
Total distributions	(.13)	(.14)	(.69)	(.27)	(.23)	(.12)
Net asset value, end of period	$ 8.80	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28
Total Return B, C	23.62%	(25.77)%	(12.73)%	20.05%	13.63%	1.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.79%	.75%	.81%	.86%	.84%
Expenses net of fee waivers, if any	.78% A	.78%	.74%	.81%	.86%	.84%
Expenses net of all reductions	.77% A	.78%	.74%	.81%	.82%	.81%
Net investment income (loss)	.98% A	1.78%	1.28%	.79%	.51%	1.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,204	$ 253,164	$ 667,542	$ 205,163	$ 182,834	$ 179,344
Portfolio turnover rate F	102% A	138%	97%	94%	180%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended December 31, 2009

Years ended June 30,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.04	.13	.07
Net realized and unrealized gain (loss)	1.66	(2.67)	(.77)
Total from investment operations	1.70	(2.54)	(.70)
Distributions from net investment income	(.13)	(.13)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.13)	(.15)	-
Net asset value, end of period	$ 8.79	$ 7.22	$ 9.91
Total Return B, C	23.74%	(25.81)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.77%	.70% A
Expenses net of fee waivers, if any	.90% A	.77%	.70% A
Expenses net of all reductions	.90% A	.77%	.70% A
Net investment income (loss)	.86% A	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,109	$ 515	$ 93
Portfolio turnover rate F	102% A	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2009 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Semiannual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,668,066
Gross unrealized depreciation	(25,321,184)
Net unrealized appreciation (depreciation)	$ 3,346,882

Tax cost	$ 390,288,620

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,775,743 and $151,056,795, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,494	$ -
Class T	.25%	.25%	949	-
Class B	.75%	.25%	1,914	1,444
Class C	.75%	.25%	2,955	1,396
			$ 7,312	$ 2,840

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,589
Class T	95
Class B*	63
Class C*	3
$ 1,750

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,813.30
Class T	551.29
Class B	661.35
Class C	899.30
Mega Cap Stock	355,673.24
Institutional Class	1,530.36
	$ 361,127

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,787 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $653 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,899.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Institutional Class	.90%	$ 17

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,326 for the period.

In addition, FMR voluntarily agreed to reimburse a portion of Mega Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expense by $22,475.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2009	Year ended June 30, 2009
From net investment income
Class A	$ 14,433	$ 5,012
Class T	5,619	1,485
Class B	3,019	634
Class C	3,736	2,462
Mega Cap Stock	4,638,811	8,059,647
Institutional Class	11,389	1,877
Total	$ 4,677,007	$ 8,071,117
From net realized gain
Class A	$ -	$ 291
Class T	-	296
Class B	-	207
Class C	-	292
Mega Cap Stock	-	1,263,444
Institutional Class	-	188
Total	$ -	$ 1,264,718

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2009	Year ended June 30, 2009	Six months ended December 31, 2009	Year ended June 30, 2009
Class A
Shares sold	80,175	179,996	$ 665,128	$ 1,218,166
Reinvestment of distributions	1,491	668	12,146	4,811
Shares redeemed	(25,640)	(79,468)	(213,375)	(550,154)
Net increase (decrease)	56,026	101,196	$ 463,899	$ 672,823
Class T
Shares sold	17,182	67,688	$ 140,374	$ 453,514
Reinvestment of distributions	704	225	5,607	1,781
Shares redeemed	(47,752)	(19,734)	(395,891)	(134,514)
Net increase (decrease)	(29,866)	48,179	$ (249,910)	$ 320,781
Class B
Shares sold	32,150	39,683	$ 267,825	$ 264,321
Reinvestment of distributions	377	106	2,999	833
Shares redeemed	(10,010)	(14,012)	(83,296)	(87,905)
Net increase (decrease)	22,517	25,777	$ 187,528	$ 177,249

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2009	Year ended June 30, 2009	Six months ended December 31, 2009	Year ended June 30, 2009
Class C
Shares sold	26,897	85,970	$ 220,006	$ 613,384
Reinvestment of distributions	455	373	3,608	2,753
Shares redeemed	(10,307)	(30,668)	(75,490)	(192,598)
Net increase (decrease)	17,045	55,675	$ 148,124	$ 423,539
Mega Cap Stock
Shares sold	14,423,610	26,819,369	$ 125,022,125	$ 200,402,028
Reinvestment of distributions	528,883	1,015,275	4,344,950	8,283,303
Shares redeemed	(5,871,381)	(60,194,220)	(48,262,668)	(436,019,552)
Net increase (decrease)	9,081,112	(32,359,576)	$ 81,104,407	$ (227,334,221)
Institutional Class
Shares sold	61,013	86,222	$ 505,500	$ 601,754
Reinvestment of distributions	34	172	282	1,400
Shares redeemed	(6,134)	(24,539)	(49,560)	(147,169)
Net increase (decrease)	54,913	61,855	$ 456,222	$ 455,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Mega Cap Stock (retail class), as well as the fund's relative investment performance for Fidelity Mega Cap Stock (retail class) measured against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mega Cap Stock (retail class) of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The Advisor classes of the fund had less than one year of performance as of December 31, 2008.)

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mega Cap Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Mega Cap Stock (retail class) ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGIII-USAN-0210
1.855222.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2010